UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06110

Western Asset Funds, Inc.

(Exact name of registrant as specified in charter)

One Madison Avenue, 17th Floor, New York, NY 10010

(Address of principal executive offices) (Zip code)

Marc A. De Oliveira

Franklin Templeton

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 877-6LM-FUND/656-3863

Date of fiscal year end: May 31

Date of reporting period: May 31, 2025

ITEM 1.	REPORT TO STOCKHOLDERS

(a) The Report to Shareholders is filed herewith

Western Asset Total Return Unconstrained Fund
Class A [WAUAX]
Annual Shareholder Report | May 31, 2025

This annual shareholder report contains important information about Western Asset Total Return Unconstrained Fund for the period June 1, 2024, to May 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$105	1.01%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended May 31, 2025, Class A shares of Western Asset Total Return Unconstrained Fund returned 7.16%. The Fund compares its performance to the Bloomberg U.S. Aggregate Index and the ICE BofA 3-Month U.S. Treasury Bill Index, which returned 5.46% and 4.76%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Yield curve positioning as the yield steepened
↑	Structured product positioning
↑	Agency mortgage-backed security positioning

Top detractors from performance:
↓	Developed non-U.S. dollar positioning
Use of derivatives and the impact on performance:
The Fund used interest rate futures, options and swaps to manage duration and yield curve exposure, which provided a slightly positive impact on performance. Credit default swaps (CDS) on IG and high-yield indices, as well as options on CDS, were used to manage credit exposures and had a positive impact on performance, while currency derivatives used to manage currency exposure had a positive impact on performance.
Western Asset Total Return Unconstrained Fund	PAGE 1	7809-ATSR-0725

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT ($9,575 AFTER MAXIMUM APPLICABLE SALES CHARGE) –
Class A 5/31/2015 — 5/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended May 31, 2025

	1 Year	5 Year	10 Year
Class A	7.16	0.73	1.56
Class A (with sales charge)	3.13	-0.14	1.12
Bloomberg U.S. Aggregate Index	5.46	-0.90	1.49
ICE BofA 3-Month U.S. Treasury Bill Index	4.76	2.70	1.94
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
Performance for periods beginning prior to August 15, 2022,  reflects a higher maximum sales charge in effect at that time. Performance for periods beginning after August 15, 2022, reflects the current maximum sales charge.
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of May 31, 2025)

Total Net Assets	$135,933,567
Total Number of Portfolio Holdings*	355
Total Management Fee Paid	$719,312
Portfolio Turnover Rate	235%
*	Does not include derivatives, except purchased options, if any.
Western Asset Total Return Unconstrained Fund	PAGE 2	7809-ATSR-0725

WHAT DID THE FUND INVEST IN? (as of May 31, 2025)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at 877-6LM-FUND/656-3863. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Western Asset Total Return Unconstrained Fund	PAGE 3	7809-ATSR-0725

Western Asset Total Return Unconstrained Fund
Class C [WAUCX]
Annual Shareholder Report | May 31, 2025

This annual shareholder report contains important information about Western Asset Total Return Unconstrained Fund for the period June 1, 2024, to May 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$182	1.76%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended May 31, 2025, Class C shares of Western Asset Total Return Unconstrained Fund returned 6.28%. The Fund compares its performance to the Bloomberg U.S. Aggregate Index and the ICE BofA 3-Month U.S. Treasury Bill Index, which returned 5.46% and 4.76%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Yield curve positioning as the yield steepened
↑	Structured product positioning
↑	Agency mortgage-backed security positioning

Top detractors from performance:
↓	Developed non-U.S. dollar positioning
Use of derivatives and the impact on performance:
The Fund used interest rate futures, options and swaps to manage duration and yield curve exposure, which provided a slightly positive impact on performance. Credit default swaps (CDS) on IG and high-yield indices, as well as options on CDS, were used to manage credit exposures and had a positive impact on performance, while currency derivatives used to manage currency exposure had a positive impact on performance.
Western Asset Total Return Unconstrained Fund	PAGE 1	7808-ATSR-0725

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class C 5/31/2015 — 5/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended May 31, 2025

	1 Year	5 Year	10 Year
Class C	6.28	0.02	0.87
Class C (with sales charge)	5.28	0.02	0.87
Bloomberg U.S. Aggregate Index	5.46	-0.90	1.49
ICE BofA 3-Month U.S. Treasury Bill Index	4.76	2.70	1.94
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of May 31, 2025)

Total Net Assets	$135,933,567
Total Number of Portfolio Holdings*	355
Total Management Fee Paid	$719,312
Portfolio Turnover Rate	235%
*	Does not include derivatives, except purchased options, if any.
Western Asset Total Return Unconstrained Fund	PAGE 2	7808-ATSR-0725

WHAT DID THE FUND INVEST IN? (as of May 31, 2025)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at 877-6LM-FUND/656-3863. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Western Asset Total Return Unconstrained Fund	PAGE 3	7808-ATSR-0725

Western Asset Total Return Unconstrained Fund
Class FI [WARIX]
Annual Shareholder Report | May 31, 2025

This annual shareholder report contains important information about Western Asset Total Return Unconstrained Fund for the period June 1, 2024, to May 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class FI	$107	1.03%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended May 31, 2025, Class FI shares of Western Asset Total Return Unconstrained Fund returned 7.17%. The Fund compares its performance to the Bloomberg U.S. Aggregate Index and the ICE BofA 3-Month U.S. Treasury Bill Index, which returned 5.46% and 4.76%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Yield curve positioning as the yield steepened
↑	Structured product positioning
↑	Agency mortgage-backed security positioning

Top detractors from performance:
↓	Developed non-U.S. dollar positioning
Use of derivatives and the impact on performance:
The Fund used interest rate futures, options and swaps to manage duration and yield curve exposure, which provided a slightly positive impact on performance. Credit default swaps (CDS) on IG and high-yield indices, as well as options on CDS, were used to manage credit exposures and had a positive impact on performance, while currency derivatives used to manage currency exposure had a positive impact on performance.
Western Asset Total Return Unconstrained Fund	PAGE 1	7556-ATSR-0725

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class FI 5/31/2015 — 5/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended May 31, 2025

	1 Year	5 Year	10 Year
Class FI	7.17	0.75	1.59
Bloomberg U.S. Aggregate Index	5.46	-0.90	1.49
ICE BofA 3-Month U.S. Treasury Bill Index	4.76	2.70	1.94
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of May 31, 2025)

Total Net Assets	$135,933,567
Total Number of Portfolio Holdings*	355
Total Management Fee Paid	$719,312
Portfolio Turnover Rate	235%
*	Does not include derivatives, except purchased options, if any.
Western Asset Total Return Unconstrained Fund	PAGE 2	7556-ATSR-0725

WHAT DID THE FUND INVEST IN? (as of May 31, 2025)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at 877-6LM-FUND/656-3863. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Western Asset Total Return Unconstrained Fund	PAGE 3	7556-ATSR-0725

Western Asset Total Return Unconstrained Fund
Class R [WAURX]
Annual Shareholder Report | May 31, 2025

This annual shareholder report contains important information about Western Asset Total Return Unconstrained Fund for the period June 1, 2024, to May 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R	$139	1.34%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended May 31, 2025, Class R shares of Western Asset Total Return Unconstrained Fund returned 6.80%. The Fund compares its performance to the Bloomberg U.S. Aggregate Index and the ICE BofA 3-Month U.S. Treasury Bill Index, which returned 5.46% and 4.76%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Yield curve positioning as the yield steepened
↑	Structured product positioning
↑	Agency mortgage-backed security positioning

Top detractors from performance:
↓	Developed non-U.S. dollar positioning
Use of derivatives and the impact on performance:
The Fund used interest rate futures, options and swaps to manage duration and yield curve exposure, which provided a slightly positive impact on performance. Credit default swaps (CDS) on IG and high-yield indices, as well as options on CDS, were used to manage credit exposures and had a positive impact on performance, while currency derivatives used to manage currency exposure had a positive impact on performance.
Western Asset Total Return Unconstrained Fund	PAGE 1	7807-ATSR-0725

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class R 5/31/2015 — 5/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended May 31, 2025

	1 Year	5 Year	10 Year
Class R	6.80	0.47	1.32
Bloomberg U.S. Aggregate Index	5.46	-0.90	1.49
ICE BofA 3-Month U.S. Treasury Bill Index	4.76	2.70	1.94
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of May 31, 2025)

Total Net Assets	$135,933,567
Total Number of Portfolio Holdings*	355
Total Management Fee Paid	$719,312
Portfolio Turnover Rate	235%
*	Does not include derivatives, except purchased options, if any.
Western Asset Total Return Unconstrained Fund	PAGE 2	7807-ATSR-0725

WHAT DID THE FUND INVEST IN? (as of May 31, 2025)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at 877-6LM-FUND/656-3863. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Western Asset Total Return Unconstrained Fund	PAGE 3	7807-ATSR-0725

Western Asset Total Return Unconstrained Fund
Class I [WAARX]
Annual Shareholder Report | May 31, 2025

This annual shareholder report contains important information about Western Asset Total Return Unconstrained Fund for the period June 1, 2024, to May 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I	$77	0.74%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended May 31, 2025, Class I shares of Western Asset Total Return Unconstrained Fund returned 7.43%. The Fund compares its performance to the Bloomberg U.S. Aggregate Index and the ICE BofA 3-Month U.S. Treasury Bill Index, which returned 5.46% and 4.76%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Yield curve positioning as the yield steepened
↑	Structured product positioning
↑	Agency mortgage-backed security positioning

Top detractors from performance:
↓	Developed non-U.S. dollar positioning
Use of derivatives and the impact on performance:
The Fund used interest rate futures, options and swaps to manage duration and yield curve exposure, which provided a slightly positive impact on performance. Credit default swaps (CDS) on IG and high-yield indices, as well as options on CDS, were used to manage credit exposures and had a positive impact on performance, while currency derivatives used to manage currency exposure had a positive impact on performance.
Western Asset Total Return Unconstrained Fund	PAGE 1	7555-ATSR-0725

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $1,000,000 INVESTMENT – Class I 5/31/2015 — 5/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended May 31, 2025

	1 Year	5 Year	10 Year
Class I	7.43	1.06	1.90
Bloomberg U.S. Aggregate Index	5.46	-0.90	1.49
ICE BofA 3-Month U.S. Treasury Bill Index	4.76	2.70	1.94
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of May 31, 2025)

Total Net Assets	$135,933,567
Total Number of Portfolio Holdings*	355
Total Management Fee Paid	$719,312
Portfolio Turnover Rate	235%
*	Does not include derivatives, except purchased options, if any.
Western Asset Total Return Unconstrained Fund	PAGE 2	7555-ATSR-0725

WHAT DID THE FUND INVEST IN? (as of May 31, 2025)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at 877-6LM-FUND/656-3863. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Western Asset Total Return Unconstrained Fund	PAGE 3	7555-ATSR-0725

Western Asset Total Return Unconstrained Fund
Class IS [WAASX]
Annual Shareholder Report | May 31, 2025

This annual shareholder report contains important information about Western Asset Total Return Unconstrained Fund for the period June 1, 2024, to May 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class IS	$66	0.64%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended May 31, 2025, Class IS shares of Western Asset Total Return Unconstrained Fund returned 7.56%. The Fund compares its performance to the Bloomberg U.S. Aggregate Index and the ICE BofA 3-Month U.S. Treasury Bill Index, which returned 5.46% and 4.76%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Yield curve positioning as the yield steepened
↑	Structured product positioning
↑	Agency mortgage-backed security positioning

Top detractors from performance:
↓	Developed non-U.S. dollar positioning
Use of derivatives and the impact on performance:
The Fund used interest rate futures, options and swaps to manage duration and yield curve exposure, which provided a slightly positive impact on performance. Credit default swaps (CDS) on IG and high-yield indices, as well as options on CDS, were used to manage credit exposures and had a positive impact on performance, while currency derivatives used to manage currency exposure had a positive impact on performance.
Western Asset Total Return Unconstrained Fund	PAGE 1	7273-ATSR-0725

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $1,000,000 INVESTMENT – Class IS 5/31/2015 — 5/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended May 31, 2025

	1 Year	5 Year	10 Year
Class IS	7.56	1.15	2.00
Bloomberg U.S. Aggregate Index	5.46	-0.90	1.49
ICE BofA 3-Month U.S. Treasury Bill Index	4.76	2.70	1.94
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of May 31, 2025)

Total Net Assets	$135,933,567
Total Number of Portfolio Holdings*	355
Total Management Fee Paid	$719,312
Portfolio Turnover Rate	235%
*	Does not include derivatives, except purchased options, if any.
Western Asset Total Return Unconstrained Fund	PAGE 2	7273-ATSR-0725

WHAT DID THE FUND INVEST IN? (as of May 31, 2025)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at 877-6LM-FUND/656-3863. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Western Asset Total Return Unconstrained Fund	PAGE 3	7273-ATSR-0725

(b) Not applicable

ITEM 2.	CODE OF ETHICS.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 19(a) (1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees of the Registrant has determined that Robert Abeles, Jr., possesses the technical attributes identified in Item 3 to Form N-CSR to qualify as an “audit committee financial expert,” and has designated Mr. Abeles, Jr. as the Audit Committee’s financial expert. Mr. Abeles, Jr. is an “independent” Trustee pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification. The designation or identification of a person as an audit committee financial expert does not affect the duties, obligations, or liability of any other member of the audit committee or board of directors.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

a) Audit Fees. The aggregate fees billed in the last two fiscal years ending May 31, 2024 and May 31, 2025 (the “Reporting Periods”) for professional services rendered by the Registrant’s principal accountant (the “Auditor”) for the audit of the Registrant’s annual financial statements, or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $169,204 in May 31, 2024 and $180,857 in May 31, 2025.

b) Audit-Related Fees. The aggregate fees billed in the Reporting Periods for assurance and related services by the Auditor that are reasonably related to the performance of the Registrant’s financial statements were $0 in May 31, 2024 and $0 in May 31, 2025.

(c) Tax Fees. The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice and tax planning (“Tax Services”) were $30,000 in May 31, 2024 and $30,000 in May 31, 2025. These services consisted of (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments, and (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held.

There were no fees billed for tax services by the Auditors to the Registrant’s investment manager and any entity controlling, controlled by, or under common control with the investment manager that provides ongoing services to the Registrant (“Service Affiliates”) during the Reporting Periods that required pre-approval by the Audit Committee.

d) All Other Fees. The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor to the Registrant, other than the services reported in paragraphs (a) through (c) of this item, were $0 in May 31, 2024 and $0 in May 31, 2025.

There were no other non-audit services rendered by the Auditor to the Service Affiliates requiring pre-approval by the Audit Committee in the Reporting Periods.

(e) Audit Committee’s pre–approval policies and procedures described in paragraph (c) (7) of Rule 2-01 of Regulation S-X.

(1) The Charter for the Audit Committee (the “Committee”) of the Board of each registered investment company (the “Fund”) advised by the Registrant’s investment manager or one of their affiliates (each, an “Adviser”) requires that the Committee shall approve (a) all audit and permissible non-audit services to be provided to the Fund and (b) all permissible non-audit services to be provided by the Fund’s independent auditors to the Adviser and any service providers controlling, controlled by or under common control with the Adviser that provide ongoing services to the Fund (“Covered Service Providers”) if the engagement relates directly to the operations and financial reporting of the Fund. The Committee may implement policies and procedures by which such services are approved other than by the full Committee.

The Committee shall not approve non-audit services that the Committee believes may impair the independence of the auditors. As of the date of the approval of this Audit Committee Charter, permissible non-audit services include any professional services (including tax services), that are not prohibited services as described below, provided to the Fund by the independent auditors, other than those provided to the Fund in connection with an audit or a review of the financial statements of the Fund. Permissible non-audit services may not include: (i) bookkeeping or other services related to the accounting records or financial statements of the Fund; (ii) financial information systems design and implementation; (iii) appraisal or valuation services, fairness opinions or contribution-in-kind reports; (iv) actuarial services; (v) internal audit outsourcing services; (vi) management functions or human resources; (vii) broker or dealer, investment adviser or investment banking services; (viii) legal services and expert services unrelated to the audit; and (ix) any other service the Public Company Accounting Oversight Board determines, by regulation, is impermissible.

Pre-approval by the Committee of any permissible non-audit services is not required so long as: (i) the aggregate amount of all such permissible non-audit services provided to the Fund, the Adviser and the Covered Service Providers constitutes not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the permissible non-audit services are provided to (a) the Fund, (b) the Adviser and (c) any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Fund during the fiscal year in which the services are provided that would have to be approved by the Committee; (ii) the permissible non-audit services were not recognized by the Fund at the time of the engagement to be non-audit services; and (iii) such services are promptly brought to the attention of the Committee and approved by the Committee (or its delegate(s)) prior to the completion of the audit.

(2) None of the services described in paragraphs (b) through (d) of this Item were performed in reliance on paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) Non-audit fees billed by the Auditor for services rendered to the Registrant and the Service Affiliates during the reporting period were $342,635 in May 31, 2024 and $334,889 in May 31, 2025.

(h) Yes. The Registrant’s Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Auditor’s independence. All services provided by the Auditor to the Registrant or to the Service Affiliates, which were required to be pre-approved, were pre-approved as required.

(i) Not applicable.

(j) Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Western Asset
Total Return Unconstrained Fund
Financial Statements and Other Important Information
Annual  | May 31, 2025

franklintempleton.com
Financial Statements and Other Important Information — Annual

Schedule of Investments
May 31, 2025
 Western Asset Total Return Unconstrained Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Mortgage-Backed Securities — 36.3%
FHLMC — 5.3%
Federal Home Loan Mortgage Corp. (FHLMC)	2.000%	9/1/40- 5/1/42	3,405,482	$2,876,175
Federal Home Loan Mortgage Corp. (FHLMC)	2.500%	4/1/42- 1/1/52	1,613,016	1,377,714
Federal Home Loan Mortgage Corp. (FHLMC)	4.500%	3/1/47- 11/1/52	684,320	651,724
Federal Home Loan Mortgage Corp. (FHLMC)	3.000%	8/1/52	1,094,424	949,048
Federal Home Loan Mortgage Corp. (FHLMC)	5.000%	1/1/53- 4/1/53	506,979	495,745
Federal Home Loan Mortgage Corp. (FHLMC)	6.500%	2/1/53- 2/1/54	222,438	230,129
Federal Home Loan Mortgage Corp. (FHLMC)	5.500%	4/1/53- 8/1/53	587,909	585,168
Total FHLMC				7,165,703
FNMA — 23.1%
Federal National Mortgage Association (FNMA)	2.000%	10/1/40- 8/1/42	5,126,180	4,411,346
Federal National Mortgage Association (FNMA)	2.500%	11/1/41- 3/1/52	2,536,976	2,189,212
Federal National Mortgage Association (FNMA)	1.500%	2/1/42- 3/1/42	454,264	367,820
Federal National Mortgage Association (FNMA)	3.000%	4/1/42- 5/1/51	2,021,458	1,791,977
Federal National Mortgage Association (FNMA)	4.000%	4/1/44	243,502	230,820
Federal National Mortgage Association (FNMA)	4.500%	7/1/49- 8/1/58	613,644	584,212
Federal National Mortgage Association (FNMA)	5.000%	6/1/52- 7/1/52	678,417	662,722
Federal National Mortgage Association (FNMA)	6.000%	3/1/54	262,300	266,183
Federal National Mortgage Association (FNMA)	5.500%	6/1/54	92,578	92,269
Federal National Mortgage Association (FNMA)	2.000%	6/1/55	300,000	233,187 (a)
Federal National Mortgage Association (FNMA)	3.000%	6/1/55	15,100,000	12,850,910 (a)
Federal National Mortgage Association (FNMA)	4.500%	6/1/55	4,000,000	3,773,147 (a)
See Notes to Financial Statements.
Western Asset Total Return Unconstrained Fund 2025 Annual Report

Schedule of Investments (cont’d)
May 31, 2025
 Western Asset Total Return Unconstrained Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
FNMA — continued
Federal National Mortgage Association (FNMA)	5.000%	6/1/55	2,200,000	$2,129,799 (a)
Federal National Mortgage Association (FNMA)	6.000%	6/1/55	700,000	706,942 (a)
Federal National Mortgage Association (FNMA)	6.500%	6/1/55	1,100,000	1,129,614 (a)
Total FNMA				31,420,160
GNMA — 7.9%
Government National Mortgage Association (GNMA)	3.000%	10/15/42- 11/15/42	197,515	175,780
Government National Mortgage Association (GNMA)	4.000%	3/15/50	25,562	23,649
Government National Mortgage Association (GNMA)	3.500%	5/15/50	34,039	30,443
Government National Mortgage Association (GNMA) II	4.500%	4/20/41- 9/20/52	1,063,908	1,014,287
Government National Mortgage Association (GNMA) II	4.000%	3/20/48- 5/20/52	713,274	657,944
Government National Mortgage Association (GNMA) II	5.000%	5/20/48- 1/20/53	299,783	294,258
Government National Mortgage Association (GNMA) II	3.500%	10/20/49- 2/20/50	82,013	73,043
Government National Mortgage Association (GNMA) II	3.000%	1/20/50	215,150	184,740
Government National Mortgage Association (GNMA) II	2.500%	12/20/50- 10/20/51	686,505	570,591
Government National Mortgage Association (GNMA) II	6.000%	1/20/54	666,119	683,508
Government National Mortgage Association (GNMA) II	3.000%	6/20/55	500,000	435,683 (a)
Government National Mortgage Association (GNMA) II	5.000%	6/20/55	1,400,000	1,358,431 (a)
Government National Mortgage Association (GNMA) II	5.500%	6/20/55	3,000,000	2,979,258 (a)
Government National Mortgage Association (GNMA) II	6.500%	6/20/55	2,300,000	2,349,122 (a)
Total GNMA				10,830,737

Total Mortgage-Backed Securities (Cost — $50,172,955)				49,416,600
See Notes to Financial Statements.

Western Asset Total Return Unconstrained Fund 2025 Annual Report

 Western Asset Total Return Unconstrained Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

U.S. Government & Agency Obligations — 18.4%
U.S. Government Obligations — 18.4%
U.S. Treasury Bonds	4.750%	2/15/41	12,190,000	$12,126,669
U.S. Treasury Bonds	3.625%	8/15/43	570,000	481,138
U.S. Treasury Bonds	3.750%	11/15/43	3,600,000	3,086,016 (b)
U.S. Treasury Bonds	2.875%	5/15/49	260,000	182,432
U.S. Treasury Bonds	4.750%	11/15/53	870,000	844,512
U.S. Treasury Bonds	4.625%	5/15/54	170,000	161,752
U.S. Treasury Bonds	4.500%	11/15/54	830,000	775,012
U.S. Treasury Notes	4.875%	11/30/25	550,000	551,367
U.S. Treasury Notes	3.375%	9/15/27	370,000	366,004
U.S. Treasury Notes	3.750%	12/31/28	2,420,000	2,408,656 (c)
U.S. Treasury Notes	4.000%	1/31/31	2,180,000	2,175,103
U.S. Treasury Notes	3.625%	9/30/31	1,510,000	1,469,065
U.S. Treasury Notes	4.250%	11/15/34	350,000	346,637

Total U.S. Government & Agency Obligations (Cost — $25,948,035)				24,974,363
Corporate Bonds & Notes — 17.7%
Communication Services — 2.8%
Diversified Telecommunication Services — 0.2%
AT&T Inc., Senior Notes	5.375%	8/15/35	200,000	201,246 (d)
Entertainment — 0.6%
Netflix Inc., Senior Notes	3.875%	11/15/29	690,000 EUR	820,318 (e)
Media — 1.5%
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.250%	1/15/34	1,080,000	933,048 (f)
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., Senior Secured Notes	5.375%	4/1/38	50,000	46,101
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., Senior Secured Notes	5.500%	4/1/63	375,000	307,194
DISH DBS Corp., Senior Secured Notes	5.250%	12/1/26	150,000	138,744 (f)
DISH DBS Corp., Senior Secured Notes	5.750%	12/1/28	320,000	271,409 (f)
Time Warner Cable LLC, Senior Secured Notes	6.550%	5/1/37	10,000	10,071
Time Warner Cable LLC, Senior Secured Notes	7.300%	7/1/38	320,000	341,191
Total Media				2,047,758
Wireless Telecommunication Services — 0.5%
CSC Holdings LLC, Senior Notes	5.375%	2/1/28	250,000	228,228 (f)
See Notes to Financial Statements.
Western Asset Total Return Unconstrained Fund 2025 Annual Report

Schedule of Investments (cont’d)
May 31, 2025
 Western Asset Total Return Unconstrained Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Wireless Telecommunication Services — continued
CSC Holdings LLC, Senior Notes	4.500%	11/15/31	680,000	$460,310 (f)
Total Wireless Telecommunication Services				688,538

Total Communication Services				3,757,860
Consumer Discretionary — 3.5%
Automobiles — 0.8%
Ford Motor Co., Senior Notes	3.250%	2/12/32	110,000	90,820
Ford Motor Co., Senior Notes	6.100%	8/19/32	210,000	205,202
Ford Motor Credit Co. LLC, Senior Notes	3.625%	6/17/31	340,000	292,688
General Motors Co., Senior Notes	5.600%	10/15/32	70,000	69,686
Nissan Motor Co. Ltd., Senior Notes	3.522%	9/17/25	380,000	376,913 (f)
PM General Purchaser LLC, Senior Secured Notes	9.500%	10/1/28	100,000	64,775 (f)
Total Automobiles				1,100,084
Broadline Retail — 0.2%
Prosus NV, Senior Notes	3.061%	7/13/31	310,000	268,771 (f)
Hotels, Restaurants & Leisure — 2.5%
Caesars Entertainment Inc., Senior Secured Notes	6.500%	2/15/32	20,000	20,173 (f)
Carnival Corp., Senior Notes	5.875%	6/15/31	100,000	100,122 (f)
Carnival Corp., Senior Notes	6.125%	2/15/33	270,000	270,835 (f)
Las Vegas Sands Corp., Senior Notes	3.900%	8/8/29	340,000	319,124
NCL Corp. Ltd., Senior Secured Notes	8.125%	1/15/29	380,000	400,340 (f)
Royal Caribbean Cruises Ltd., Senior Notes	6.000%	2/1/33	110,000	110,464 (f)
Sands China Ltd., Senior Notes	5.125%	8/8/25	340,000	340,052
Sands China Ltd., Senior Notes	2.300%	3/8/27	500,000	476,442
Sands China Ltd., Senior Notes	5.400%	8/8/28	590,000	588,276
Sands China Ltd., Senior Notes	2.850%	3/8/29	330,000	299,473
Sands China Ltd., Senior Notes	3.250%	8/8/31	200,000	173,775
Viking Cruises Ltd., Senior Notes	9.125%	7/15/31	130,000	139,659 (f)
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., Senior Notes	7.125%	2/15/31	120,000	125,938 (f)
Total Hotels, Restaurants & Leisure				3,364,673

Total Consumer Discretionary				4,733,528
Energy — 2.6%
Oil, Gas & Consumable Fuels — 2.6%
Cheniere Energy Partners LP, Senior Notes	4.000%	3/1/31	170,000	159,355
Cheniere Energy Partners LP, Senior Notes	3.250%	1/31/32	70,000	61,451
Continental Resources Inc., Senior Notes	2.268%	11/15/26	100,000	95,986 (f)
See Notes to Financial Statements.

Western Asset Total Return Unconstrained Fund 2025 Annual Report

 Western Asset Total Return Unconstrained Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Oil, Gas & Consumable Fuels — continued
Continental Resources Inc., Senior Notes	5.750%	1/15/31	270,000	$268,913 (f)
Coterra Energy Inc., Senior Notes	4.375%	3/15/29	230,000	226,476
Crescent Energy Finance LLC, Senior Notes	7.375%	1/15/33	40,000	37,157 (f)
Devon Energy Corp., Senior Notes	5.250%	10/15/27	26,000	26,013
Devon Energy Corp., Senior Notes	5.875%	6/15/28	26,000	26,000
Devon Energy Corp., Senior Notes	4.500%	1/15/30	60,000	58,489
Devon Energy Corp., Senior Notes	5.600%	7/15/41	95,000	85,290
Devon Energy Corp., Senior Notes	4.750%	5/15/42	130,000	104,937
Ecopetrol SA, Senior Notes	8.375%	1/19/36	310,000	295,258
Enterprise Products Operating LLC, Senior Notes (5.375% to 2/15/28 then 3 mo. Term SOFR + 2.832%)	5.375%	2/15/78	130,000	126,486 (g)
EQT Corp., Senior Notes	3.900%	10/1/27	112,000	110,169
Florida Gas Transmission Co. LLC, Senior Notes	5.750%	7/15/35	120,000	120,805 (d)(f)
KazMunayGas National Co. JSC, Senior Notes	3.500%	4/14/33	350,000	294,596 (f)
Parsley Energy LLC/Parsley Finance Corp., Senior Notes	4.125%	2/15/28	70,000	68,906 (f)
Permian Resources Operating LLC, Senior Notes	7.000%	1/15/32	230,000	236,080 (f)
Permian Resources Operating LLC, Senior Notes	6.250%	2/1/33	10,000	9,875 (f)
Petrobras Global Finance BV, Senior Notes	6.500%	7/3/33	200,000	201,678
Venture Global LNG Inc., Senior Secured Notes	7.000%	1/15/30	50,000	49,819 (f)
Venture Global Plaquemines LNG LLC, Senior Secured Notes	7.500%	5/1/33	10,000	10,453 (f)
Venture Global Plaquemines LNG LLC, Senior Secured Notes	7.750%	5/1/35	10,000	10,539 (f)
Western Midstream Operating LP, Senior Notes	4.050%	2/1/30	660,000	627,693
Western Midstream Operating LP, Senior Notes	5.450%	4/1/44	50,000	42,334
YPF SA, Senior Secured Notes	9.000%	2/12/26	134,411	136,194 (f)

Total Energy				3,490,952
See Notes to Financial Statements.
Western Asset Total Return Unconstrained Fund 2025 Annual Report

Schedule of Investments (cont’d)
May 31, 2025
 Western Asset Total Return Unconstrained Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Financials — 3.3%
Banks — 2.1%
Banco Santander SA, Senior Notes (4.175% to 3/24/27 then 1 year Treasury Constant Maturity Rate + 2.000%)	4.175%	3/24/28	200,000	$198,194 (g)
Bank of America Corp., Senior Notes (2.551% to 2/4/27 then SOFR + 1.050%)	2.551%	2/4/28	310,000	299,752 (g)
Bank of America Corp., Senior Notes (2.972% to 2/4/32 then SOFR + 1.330%)	2.972%	2/4/33	30,000	26,452 (g)
BNP Paribas SA, Senior Notes (2.871% to 4/19/31 then 3 mo. Term SOFR + 1.387%)	2.871%	4/19/32	530,000	467,717 (f)(g)
Cooperatieve Rabobank UA, Junior Subordinated Notes (4.625% to 12/29/25 then EUR 5 year Swap Rate + 4.098%)	4.625%	12/29/25	600,000 EUR	683,121 (e)(g)(h)
Credit Agricole SA, Junior Subordinated Notes (8.125% to 12/23/25 then USD 5 year ICE Swap Rate + 6.185%)	8.125%	12/23/25	620,000	629,095 (f)(g)(h)
Danske Bank A/S, Senior Notes (4.298% to 4/1/27 then 1 year Treasury Constant Maturity Rate + 1.750%)	4.298%	4/1/28	320,000	317,718 (f)(g)
Lloyds Banking Group PLC, Junior Subordinated Notes (8.500% to 9/27/28 then U.K. Government Bonds 5 year Note Generic Bid Yield + 5.143%)	8.500%	3/27/28	200,000 GBP	281,228 (g)(h)
Total Banks				2,903,277
Capital Markets — 0.8%
Credit Suisse AG AT1 Claim	—	—	1,680,000	0 *(i)(j)(k)
UBS Group AG, Junior Subordinated Notes (7.000% to 8/10/30 then USD 5 year SOFR ICE Swap Rate + 3.077%)	7.000%	2/10/30	250,000	248,133 (f)(g)(h)
UBS Group AG, Junior Subordinated Notes (7.125% to 2/10/35 then USD 5 year SOFR ICE Swap Rate + 3.179%)	7.125%	8/10/34	230,000	226,258 (f)(g)(h)
UBS Group AG, Senior Notes (3.091% to 5/14/31 then SOFR + 1.730%)	3.091%	5/14/32	690,000	617,918 (f)(g)
Total Capital Markets				1,092,309
Financial Services — 0.1%
Jane Street Group/JSG Finance Inc., Senior Secured Notes	6.125%	11/1/32	50,000	50,118 (f)
Jane Street Group/JSG Finance Inc., Senior Secured Notes	6.750%	5/1/33	80,000	82,097 (f)
Total Financial Services				132,215
See Notes to Financial Statements.

Western Asset Total Return Unconstrained Fund 2025 Annual Report

 Western Asset Total Return Unconstrained Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Insurance — 0.3%
MetLife Inc., Junior Subordinated Notes	6.400%	12/15/36	340,000	$345,066

Total Financials				4,472,867
Health Care — 1.9%
Health Care Providers & Services — 0.7%
CVS Pass-Through Trust, Secured Trust	6.036%	12/10/28	23,818	24,088
Dignity Health, Secured Notes	5.267%	11/1/64	470,000	403,625
Humana Inc., Senior Notes	8.150%	6/15/38	380,000	446,679
LifePoint Health Inc., Senior Secured Notes	9.875%	8/15/30	40,000	42,906 (f)
Total Health Care Providers & Services				917,298
Pharmaceuticals — 1.2%
1261229 BC Ltd., Senior Secured Notes	10.000%	4/15/32	200,000	198,128 (f)
Teva Pharmaceutical Finance Netherlands II BV, Senior Notes	7.375%	9/15/29	600,000 EUR	781,337
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	3.150%	10/1/26	500,000	489,244
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	6.000%	12/1/32	200,000	201,965
Total Pharmaceuticals				1,670,674

Total Health Care				2,587,972
Industrials — 2.0%
Aerospace & Defense — 0.2%
Bombardier Inc., Senior Notes	7.250%	7/1/31	20,000	20,650 (f)
Bombardier Inc., Senior Notes	6.750%	6/15/33	30,000	30,458 (f)
TransDigm Inc., Senior Secured Notes	7.125%	12/1/31	250,000	258,925 (f)
Total Aerospace & Defense				310,033
Building Products — 0.1%
Builders FirstSource Inc., Senior Notes	6.750%	5/15/35	60,000	60,416 (f)
Quikrete Holdings Inc., Senior Secured Notes	6.375%	3/1/32	70,000	71,182 (f)
Total Building Products				131,598
Commercial Services & Supplies — 0.1%
GFL Environmental Inc., Senior Notes	4.000%	8/1/28	80,000	76,967 (f)
Passenger Airlines — 0.7%
American Airlines Inc., Senior Secured Notes	8.500%	5/15/29	110,000	114,041 (f)
Delta Air Lines Inc./SkyMiles IP Ltd., Senior Secured Notes	4.500%	10/20/25	57,000	56,789 (f)
See Notes to Financial Statements.
Western Asset Total Return Unconstrained Fund 2025 Annual Report

Schedule of Investments (cont’d)
May 31, 2025
 Western Asset Total Return Unconstrained Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Passenger Airlines — continued
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd., Senior Secured Notes (11.000% Cash or 4.000% PIK and 8.000% Cash)	11.000%	3/6/30	245,946	$191,531 (f)(l)
United Airlines Inc., Senior Secured Notes	4.625%	4/15/29	560,000	532,267 (f)
Total Passenger Airlines				894,628
Trading Companies & Distributors — 0.9%
H&E Equipment Services Inc., Senior Notes	3.875%	12/15/28	870,000	877,220 (f)
Herc Holdings Escrow Inc., Senior Notes	7.000%	6/15/30	30,000	30,926 (d)(f)
Herc Holdings Escrow Inc., Senior Notes	7.250%	6/15/33	30,000	30,897 (d)(f)
QXO Building Products Inc., Senior Secured Notes	6.750%	4/30/32	70,000	71,950 (f)
United Rentals North America Inc., Senior Notes	3.750%	1/15/32	70,000	62,892
United Rentals North America Inc., Senior Notes	6.125%	3/15/34	210,000	213,120 (f)
Total Trading Companies & Distributors				1,287,005

Total Industrials				2,700,231
Information Technology — 0.2%
Electronic Equipment, Instruments & Components — 0.0%††
EquipmentShare.com Inc., Senior Secured Notes	8.000%	3/15/33	40,000	41,130 (f)
Semiconductors & Semiconductor Equipment — 0.2%
Micron Technology Inc., Senior Notes	5.300%	1/15/31	250,000	251,634

Total Information Technology				292,764
Materials — 0.4%
Chemicals — 0.2%
Braskem Netherlands Finance BV, Senior Notes	4.500%	1/31/30	400,000	328,321 (f)
Metals & Mining — 0.2%
Freeport-McMoRan Inc., Senior Notes	5.450%	3/15/43	260,000	240,273

Total Materials				568,594
Utilities — 1.0%
Electric Utilities — 1.0%
Pacific Gas and Electric Co., First Mortgage Bonds	4.950%	6/8/25	800,000	799,931
Pacific Gas and Electric Co., First Mortgage Bonds	3.000%	6/15/28	60,000	56,595
See Notes to Financial Statements.

Western Asset Total Return Unconstrained Fund 2025 Annual Report

 Western Asset Total Return Unconstrained Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Electric Utilities — continued
Trans-Allegheny Interstate Line Co., Senior Notes	3.850%	6/1/25	490,000	$490,000 (f)
Vistra Operations Co. LLC, Senior Notes	6.875%	4/15/32	30,000	31,229 (f)
Total Electric Utilities				1,377,755
Independent Power and Renewable Electricity Producers — 0.0%††
Lightning Power LLC, Senior Secured Notes	7.250%	8/15/32	40,000	41,963 (f)

Total Utilities				1,419,718
Total Corporate Bonds & Notes (Cost — $24,613,973)				24,024,486
Collateralized Mortgage Obligations(m) — 12.3%
Angel Oak Mortgage Trust, 2024-10 A1	5.348%	10/25/69	255,922	254,949 (f)
BANK, 2018-BN15 B	4.663%	11/15/61	1,050,000	994,367 (g)
BANK, 2022-BNK39 A4	2.928%	2/15/55	240,000	211,298 (g)
BRSP Ltd., 2021-FL1 A (1 mo. Term SOFR + 1.264%)	5.591%	8/19/38	607,595	606,043 (f)(g)
BX Commercial Mortgage Trust, 2019- IMC F (1 mo. Term SOFR + 2.946%)	7.275%	4/15/34	430,000	419,862 (f)(g)
BX Commercial Mortgage Trust, 2021-XL2 J (1 mo. Term SOFR + 4.004%)	8.333%	10/15/38	749,000	739,416 (f)(g)
BX Trust, 2018-GWMZ MC (1 mo. Term SOFR + 5.785%)	10.114%	5/15/37	500,000	498,886 (f)(g)
BX Trust, 2021-ARIA G (1 mo. Term SOFR + 3.257%)	7.586%	10/15/36	1,030,000	1,016,548 (f)(g)
CD Mortgage Trust, 2017-CD5 A4	3.431%	8/15/50	340,000	330,062
CHL Mortgage Pass-Through Trust, 2001- HYB1 1A1	6.750%	6/19/31	2,315	2,297 (g)
CHL Mortgage Pass-Through Trust, 2003-60 1A1	6.741%	2/25/34	5,788	5,791 (g)
Citigroup Mortgage Loan Trust, 2005-9 1A1 (1 mo. Term SOFR + 0.374%)	4.699%	11/25/35	76,622	65,531 (g)
Countrywide Alternative Loan Trust, 2005-76 3A1 (1 mo. Term SOFR + 0.634%)	4.959%	1/25/46	61,174	55,076 (g)
Countrywide Alternative Loan Trust, 2005- 28CB 2A3	5.750%	8/25/35	719,837	454,970
DC Commercial Mortgage Trust, 2023-DC A	6.314%	9/12/40	600,000	620,416 (f)
Deutsche Mortgage Securities Inc. Mortgage Loan Trust, 2004-4 7AR2 (1 mo. Term SOFR + 0.564%)	4.889%	6/25/34	2,410	2,254 (g)
See Notes to Financial Statements.
Western Asset Total Return Unconstrained Fund 2025 Annual Report

Schedule of Investments (cont’d)
May 31, 2025
 Western Asset Total Return Unconstrained Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations(m) — continued
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, K104 XAM, IO	1.379%	1/25/30	3,100,000	$175,842 (g)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, K124 X1, IO	0.716%	12/25/30	13,389,302	438,481 (g)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, K150 X1, IO	0.310%	9/25/32	8,481,569	182,054 (g)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, K514 X1, IO	0.964%	12/25/28	4,996,783	155,534 (g)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5482 FC (30 Day Average SOFR + 1.300%)	5.622%	12/25/54	105,838	105,448 (g)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5483 FD (30 Day Average SOFR + 1.300%)	5.622%	12/25/54	100,577	99,977 (g)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2017-2 M1	4.000%	8/25/56	226,482	225,360 (f)(g)
Federal National Mortgage Association (FNMA) — CAS, 2023-R05 1M2 (30 Day Average SOFR + 3.100%)	7.421%	6/25/43	393,000	410,772 (f)(g)
Federal National Mortgage Association (FNMA) — CAS, 2023-R06 1M2 (30 Day Average SOFR + 2.700%)	7.022%	7/25/43	370,000	383,176 (f)(g)
Federal National Mortgage Association (FNMA) REMIC, 2012-51 B	7.000%	5/25/42	19,117	20,484
First Horizon Alternative Mortgage Securities Trust, 2005-AA12 1A1	4.497%	2/25/36	25,145	17,880 (g)
GCAT Trust, 2024-INV3 A17	6.500%	9/25/54	85,515	86,903 (f)(g)
Government National Mortgage Association (GNMA), 2011-142 IO, IO	0.000%	9/16/46	1,962,649	20 (g)
Government National Mortgage Association (GNMA), 2014-47 IA, IO	0.161%	2/16/48	159,310	656 (g)
Government National Mortgage Association (GNMA), 2014-50 IO, IO	0.588%	9/16/55	829,774	18,966 (g)
Government National Mortgage Association (GNMA), 2014-134 IA, IO	0.133%	1/16/55	26,101,072	115,142 (g)
See Notes to Financial Statements.

Western Asset Total Return Unconstrained Fund 2025 Annual Report

 Western Asset Total Return Unconstrained Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations(m) — continued
Government National Mortgage Association (GNMA), 2017-21 IO, IO	0.614%	10/16/58	2,596,512	$88,337 (g)
Government National Mortgage Association (GNMA), 2017-41 IO, IO	0.561%	7/16/58	421,498	11,201 (g)
Government National Mortgage Association (GNMA), 2022-9 GA	2.000%	1/20/52	145,678	118,539
GreenPoint Mortgage Funding Trust, 2006-AR3 3A1 (1 mo. Term SOFR + 0.574%)	4.899%	4/25/36	8,148	8,166
GS Mortgage Securities Trust, 2015-GC30 D	3.384%	5/10/50	1,000,000	738,104
HarborView Mortgage Loan Trust, 2006-13 A (1 mo. Term SOFR + 0.294%)	4.621%	11/19/46	57,721	42,208 (g)
HOMES Trust, 2024-NQM1 A1	5.915%	7/25/69	214,880	216,100 (f)
JPMorgan Chase Commercial Mortgage Securities Trust, 2020-MKST H (1 mo. Term SOFR + 7.364%)	11.693%	12/15/36	2,173,000	107 (f)(g)
JPMorgan Chase Commercial Mortgage Securities Trust, 2021-HTL5 F (1 mo. Term SOFR + 4.529%)	8.858%	11/15/38	640,000	632,552 (f)(g)
Legacy Mortgage Asset Trust, 2021-GS2 A2	7.500%	4/25/61	1,288,901	1,290,155 (f)
Lehman XS Trust, 2006-16N A4B (1 mo. Term SOFR + 0.594%)	4.919%	11/25/46	7,068	9,911 (g)
Lehman XS Trust, 2006-GP3 2A2 (1 mo. Term SOFR + 0.554%)	4.879%	6/25/46	10,409	22,950 (g)
MF1 LLC, 2025-FL19 A (1 mo. Term SOFR + 1.488%)	5.810%	5/18/42	270,000	270,573 (f)(g)
MF1 Trust, 2024-FL16 A (1 mo. Term SOFR + 1.541%)	5.868%	11/18/39	350,000	350,874 (f)(g)
Morgan Stanley Capital I Trust, 2021-L7 XA, IO	1.079%	10/15/54	6,298,768	276,096 (g)
Morgan Stanley Residential Mortgage Loan Trust, 2024-INV2 A1	6.500%	2/25/54	303,287	307,244 (f)(g)
MSWF Commercial Mortgage Trust, 2023-1 A4	5.472%	5/15/56	160,000	162,867
Natixis Commercial Mortgage Securities Trust, 2019-FAME D	4.398%	8/15/36	562,000	390,590 (f)(g)
Nomura Asset Acceptance Corp. Alternative Loan Trust, 2006-AF2 4A	5.916%	8/25/36	35,277	32,398 (g)
PRPM Trust, 2024-NQM4 A1	5.674%	12/26/69	268,378	268,330 (f)
See Notes to Financial Statements.
Western Asset Total Return Unconstrained Fund 2025 Annual Report

Schedule of Investments (cont’d)
May 31, 2025
 Western Asset Total Return Unconstrained Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations(m) — continued
SMR Mortgage Trust, 2022-IND F (1 mo. Term SOFR + 6.000%)	10.329%	2/15/39	631,817	$615,595 (f)(g)
SWCH Commercial Mortgage Trust, 2025- DATA A (1 mo. Term SOFR + 1.443%)	5.772%	2/15/42	350,000	347,532 (f)(g)
UBS Commercial Mortgage Trust, 2017-C7 A3	3.418%	12/15/50	379,764	369,045
Verus Securitization Trust, 2022-6 A3	4.910%	6/25/67	1,110,674	1,115,008 (f)
Wells Fargo Commercial Mortgage Trust, 2022-ONL F	4.928%	12/15/39	390,000	314,782 (f)(g)

Total Collateralized Mortgage Obligations (Cost — $19,294,903)				16,713,725
Asset-Backed Securities — 11.5%
720 East CLO Ltd., 2025-7A D1 (3 mo. Term SOFR + 2.550%)	6.831%	4/20/37	300,000	295,077 (f)(g)
AASET, 2025-1A A	5.943%	2/16/50	245,428	246,581 (f)
AGL CLO Ltd., 2023-25A D (3 mo. Term SOFR + 5.300%)	9.572%	7/21/36	460,000	463,102 (f)(g)
AMMC CLO Ltd., 2020-23A D1R2 (3 mo. Term SOFR + 3.700%)	7.980%	4/17/35	280,000	281,079 (f)(g)
AMMC CLO Ltd., 2024-30A D (3 mo. Term SOFR + 4.500%)	8.756%	1/15/37	140,000	140,689 (f)(g)
Amur Equipment Finance Receivables LLC, 2025-1A A2	4.700%	9/22/31	220,000	220,724 (f)
Apex Credit CLO Ltd., 2020-1A DRR (3 mo. Term SOFR + 4.320%)	8.589%	4/20/35	280,000	278,602 (f)(g)
Bain Capital Credit CLO Ltd., 2019-1A DR2 (3 mo. Term SOFR + 3.100%)	7.369%	4/19/34	360,000	361,394 (f)(g)
Blueberry Park CLO Ltd., 2024-1A D1 (3 mo. Term SOFR + 2.900%)	7.169%	10/20/37	260,000	259,685 (f)(g)
CarVal CLO Ltd., 2024-3A D1 (3 mo. Term SOFR + 3.000%)	7.269%	10/20/37	280,000	281,468 (f)(g)
CIFC Funding Ltd., 2015-1A CRR (3 mo. Term SOFR + 2.162%)	6.434%	1/22/31	400,000	401,800 (f)(g)
Clover CLO LLC, 2018-1A D1RR (3 mo. Term SOFR + 3.450%)	7.719%	4/20/37	340,000	343,275 (f)(g)
Clover CLO LLC, 2021-3A DR (3 mo. Term SOFR + 2.550%)	6.832%	1/25/35	250,000	245,979 (f)(g)
Cook Park CLO Ltd., 2018-1A D (3 mo. Term SOFR + 2.862%)	7.141%	4/17/30	250,000	249,480 (f)(g)
Countrywide Home Equity Loan Trust, 2007-A A (1 mo. Term SOFR + 0.234%)	4.563%	4/15/37	446,305	419,281 (g)
Dividend Solar Loans LLC, 2018-1 C	5.140%	7/20/38	1,762,372	1,530,117 (f)
See Notes to Financial Statements.

Western Asset Total Return Unconstrained Fund 2025 Annual Report

 Western Asset Total Return Unconstrained Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Asset-Backed Securities — continued
Ford Credit Floorplan Master Owner Trust, 2025-1 A1	4.630%	4/15/30	270,000	$271,582
Fremont Home Loan Trust, 2006-B 2A2 (1 mo. Term SOFR + 0.314%)	4.639%	8/25/36	300,915	93,761 (g)
Galaxy CLO Ltd., 2016-22A DRRR (3 mo. Term SOFR + 3.250%)	7.511%	4/16/34	250,000	249,762 (f)(g)
Gallatin CLO Ltd., 2023-1A C1 (3 mo. Term SOFR + 3.850%)	8.092%	10/14/35	360,000	362,821 (f)(g)
GoldenTree Loan Management US CLO Ltd., 2019-6A DR2 (3 mo. Term SOFR + 2.450%)	6.719%	4/20/35	240,000	237,712 (f)(g)
Golub Capital Partners CLO Ltd., 2024- 76A D1 (3 mo. Term SOFR + 2.900%)	7.182%	10/25/37	190,000	191,176 (f)(g)
GoodLeap Sustainable Home Solutions Trust, 2022-1GS C	3.500%	1/20/49	1,557,122	837,747 (f)
Hayfin US Ltd., 2024-15A D1 (3 mo. Term SOFR + 4.260%)	8.543%	4/28/37	320,000	323,883 (f)(g)
Jamestown CLO Ltd., 2019-1A BR (3 mo. Term SOFR + 2.500%)	6.769%	4/20/32	500,000	502,530 (f)(g)
Magnetite Ltd., 2019-22A DRR (3 mo. Term SOFR + 2.900%)	7.156%	7/15/36	180,000	180,675 (f)(g)
Magnetite Ltd., 2020-25A D (3 mo. Term SOFR + 3.562%)	7.843%	1/25/32	250,000	251,756 (f)(g)
Magnetite Ltd., 2023-39A CR (3 mo. Term SOFR + 1.700%)	5.982%	1/25/37	250,000	248,246 (f)(g)
MASTR Specialized Loan Trust, 2006-3 A (1 mo. Term SOFR + 0.634%)	4.959%	6/25/46	50,490	49,320 (f)(g)
Mosaic Solar Loan Trust, 2021-1A D	3.710%	12/20/46	313,460	248,085 (f)
Mountain View CLO Ltd., 2022-1A DR (3 mo. Term SOFR + 4.190%)	8.446%	4/15/34	470,000	471,177 (f)(g)
Nelnet Student Loan Trust, 2021-A APT2	1.360%	4/20/62	360,393	336,313 (f)
Neuberger Berman Loan Advisers CLO Ltd., 2021-43A DR (3 mo. Term SOFR + 2.650%)	6.930%	7/17/36	170,000	169,406 (f)(g)
Oak Street Investment Grade Net Lease Fund, 2020-1A A2	2.210%	11/20/50	162,522	146,472 (f)
Ocean Trails CLO Ltd., 2020-10A ER (3 mo. Term SOFR + 7.832%)	12.088%	10/15/34	360,000	351,950 (f)(g)
OCP CLO Ltd., 2016-11A DR2 (3 mo. Term SOFR + 3.700%)	7.983%	4/26/36	270,000	269,804 (f)(g)
See Notes to Financial Statements.
Western Asset Total Return Unconstrained Fund 2025 Annual Report

Schedule of Investments (cont’d)
May 31, 2025
 Western Asset Total Return Unconstrained Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Asset-Backed Securities — continued
OHA Credit Funding Ltd., 2022-11A D1R (3 mo. Term SOFR + 2.850%)	7.119%	7/19/37	290,000	$291,599 (f)(g)
OHA Credit Funding Ltd., 2024-18A D1 (3 mo. Term SOFR + 3.450%)	7.719%	4/20/37	420,000	421,565 (f)(g)
Palmer Square Loan Funding Ltd., 2022-3A CR (3 mo. Term SOFR + 3.000%)	7.256%	4/15/31	520,000	519,516 (f)(g)
Palmer Square Loan Funding Ltd., 2024-1A B (3 mo. Term SOFR + 1.800%)	6.056%	10/15/32	230,000	231,148 (f)(g)
Palmer Square Loan Funding Ltd., 2024-1A C (3 mo. Term SOFR + 2.550%)	6.806%	10/15/32	250,000	251,131 (f)(g)
PPM CLO Ltd., 2025-8A D1 (3 mo. Term SOFR + 3.000%)	7.311%	4/20/38	340,000	341,578 (f)(g)
Subway Funding LLC, 2024-1A A2I	6.028%	7/30/54	248,750	251,744 (f)
Switch ABS Issuer LLC, 2025-1A A2	5.036%	3/25/55	250,000	244,179 (f)
Sycamore Tree CLO Ltd., 2024-5A D1 (3 mo. Term SOFR + 4.250%)	8.519%	4/20/36	340,000	342,565 (f)(g)
Tesla Sustainable Energy Trust, 2024-1A A3	5.290%	6/20/50	290,000	289,537 (f)
UCFC Manufactured Housing Contract, 1997-3 M	7.115%	1/15/29	288,530	285,666
Warwick Capital CLO Ltd., 2024-3A D (3 mo. Term SOFR + 4.500%)	8.769%	4/20/37	310,000	311,637 (f)(g)

Total Asset-Backed Securities (Cost — $16,718,517)				15,594,376
Sovereign Bonds — 7.7%
Argentina — 0.5%
Argentine Republic Government International Bond, Senior Notes, Step bond (0.750% to 7/9/27 then 1.750%)	0.750%	7/9/30	15,928	12,512
Argentine Republic Government International Bond, Senior Notes, Step bond (4.125% to 7/9/27 then 4.750%)	4.125%	7/9/35	480,000	323,520
Provincia de Buenos Aires, Senior Notes	6.625%	9/1/37	469,398	340,900 (f)
Total Argentina				676,932
Brazil — 3.9%
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/27	13,542,000 BRL	2,239,760
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/31	14,057,000 BRL	2,111,806
See Notes to Financial Statements.

Western Asset Total Return Unconstrained Fund 2025 Annual Report

 Western Asset Total Return Unconstrained Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Brazil — continued
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/33	6,665,000 BRL	$967,282
Total Brazil				5,318,848
Colombia — 0.2%
Colombia Government International Bond, Senior Notes	3.250%	4/22/32	330,000	259,957
Dominican Republic — 0.2%
Dominican Republic International Bond, Senior Notes	11.250%	9/15/35	15,700,000 DOP	273,372 (f)
India — 2.2%
India Government Bond, Senior Notes	5.790%	5/11/30	128,260,000 INR	1,492,264
India Government Bond, Senior Notes	7.260%	8/22/32	120,000,000 INR	1,494,665
Total India				2,986,929
South Africa — 0.7%
Republic of South Africa Government Bond, Senior Notes	6.500%	2/28/41	24,880,000 ZAR	919,017

Total Sovereign Bonds (Cost — $11,534,237)				10,435,055
U.S. Treasury Inflation Protected Securities — 0.6%
U.S. Treasury Notes, Inflation Indexed (Cost — $844,950)	1.875%	7/15/34	825,528	819,425
			Shares
Investments in Underlying Funds — 0.3%
VanEck J.P. Morgan EM Local Currency Bond ETF (Cost — $497,296)			16,200	399,816
	Expiration Date	Contracts	Notional Amount†
Purchased Options — 0.2%
Exchange-Traded Purchased Options — 0.2%
3-Month SOFR Futures, Call @ $96.000	6/13/25	259	647,500	1,619
3-Month SOFR Futures, Call @ $96.000	9/12/25	43	107,500	12,362
3-Month SOFR Futures, Call @ $96.063	9/12/25	43	107,500	10,750
3-Month SOFR Futures, Call @ $96.125	9/12/25	360	900,000	78,750
3-Month SOFR Futures, Call @ $96.250	9/12/25	149	372,500	25,144
3-Month SOFR Futures, Call @ $96.750	6/12/26	98	245,000	86,363
U.S. Treasury Long-Term Bonds Futures, Put @ $107.000	6/20/25	27	27,000	2,531

Total Exchange-Traded Purchased Options (Cost — $317,518)				217,519
See Notes to Financial Statements.
Western Asset Total Return Unconstrained Fund 2025 Annual Report

Schedule of Investments (cont’d)
May 31, 2025
 Western Asset Total Return Unconstrained Fund
(Percentages shown based on Fund net assets)
Security	Counterparty	Expiration Date	Contracts	Notional Amount†	Value
OTC Purchased Options — 0.0%††
U.S. Dollar/Swiss Franc, Call @ 0.836CHF (Cost — $7,242)	Bank of America N.A.	7/11/25	865,000	865,000	$3,578

Total Purchased Options (Cost — $324,760)					221,097
				Shares
Common Stocks — 0.0%††
Industrials — 0.0%††
Passenger Airlines — 0.0%††
Spirit Airlines LLC				56	335 *(i)(n)
Spirit Aviation Holdings Inc.				9,649	57,798 *

Total Common Stocks (Cost — $135,524)					58,133
			Expiration Date	Warrants
Warrants — 0.0%††
Industrials — 0.0%††
Passenger Airlines — 0.0%††
Spirit Airlines LLC (Cost — $83,461)			3/12/30	6,856	41,067 *(f)(i)(n)
Total Investments before Short-Term Investments (Cost — $150,168,611)					142,698,143
		Rate		Shares
Short-Term Investments — 13.1%
Money Market Funds — 12.9%
Western Asset Premier Institutional Government Reserves, Premium Shares (Cost — $17,598,602)		4.283%		17,598,602	17,598,602 (o)(p)
			Maturity Date	Face Amount†
U.S. Government Agencies — 0.2%
Federal Home Loan Bank (FHLB), Discount Notes (Cost — $236,436)		4.370%	10/6/25	240,000	236,427 (q)

Total Short-Term Investments (Cost — $17,835,038)					17,835,029
Total Investments — 118.1% (Cost — $168,003,649)					160,533,172
Liabilities in Excess of Other Assets — (18.1)%					(24,599,605)
Total Net Assets — 100.0%					$135,933,567

See Notes to Financial Statements.

Western Asset Total Return Unconstrained Fund 2025 Annual Report

 Western Asset Total Return Unconstrained Fund
†	Face amount/notional amount denominated in U.S. dollars, unless otherwise noted.
††	Represents less than 0.1%.
*	Non-income producing security.
(a)	This security is traded on a to-be-announced (“TBA”) basis. At May 31, 2025, the Fund held TBA securities with a total cost of $28,076,645.
(b)	All or a portion of this security is held at the broker as collateral for open centrally cleared swap contracts.
(c)	All or a portion of this security is held at the broker as collateral for open futures contracts and exchange-traded options.
(d)	Securities traded on a when-issued or delayed delivery basis.
(e)
Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the
United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(f)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(g)
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(h)	Security has no maturity date. The date shown represents the next call date.
(i)	Security is fair valued in accordance with procedures approved by the Board of Directors (Note 1).
(j)	Security is valued using significant unobservable inputs (Note 1).
(k)	Value is less than $1.
(l)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional securities.
(m)
Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(n)	Restricted security (Note 9).
(o)	Rate shown is one-day yield as of the end of the reporting period.
(p)
In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At May 31, 2025, the total market value of investments in Affiliated
Companies was $17,598,602 and the cost was $17,598,602 (Note 8).

(q)	Rate shown represents yield-to-maturity.

See Notes to Financial Statements.
Western Asset Total Return Unconstrained Fund 2025 Annual Report

Schedule of Investments (cont’d)
May 31, 2025
 Western Asset Total Return Unconstrained Fund
Abbreviation(s) used in this schedule:
BRL	—	Brazilian Real
CAS	—	Connecticut Avenue Securities
CHF	—	Swiss Franc
CLO	—	Collateralized Loan Obligation
DOP	—	Dominican Peso
ETF	—	Exchange-Traded Fund
EUR	—	Euro
GBP	—	British Pound
ICE	—	Intercontinental Exchange
INR	—	Indian Rupee
IO	—	Interest Only
JSC	—	Joint Stock Company
PIK	—	Payment-In-Kind
REMIC	—	Real Estate Mortgage Investment Conduit
SOFR	—	Secured Overnight Financing Rate
USD	—	United States Dollar
ZAR	—	South African Rand
At May 31, 2025, the Fund had the following open written options contracts:

Exchange-Traded Written Options
Security	Expiration Date	Strike Price	Contracts	Notional Amount	Value
3-Month SOFR Futures, Call	6/13/25	$96.250	98	$245,000	$(613)
3-Month SOFR Futures, Call	6/13/25	96.500	108	270,000	(675)
3-Month SOFR Futures, Call	6/13/25	97.500	542	1,355,000	(3,388)
3-Month SOFR Futures, Call	9/12/25	97.250	67	167,500	(2,931)
3-Month SOFR Futures, Call	9/11/26	97.500	264	660,000	(141,900)
SOFR 1-Year Mid-Curve Futures, Call	9/12/25	97.250	67	167,500	(16,750)
U.S. Treasury 5-Year Notes Futures, Call	6/20/25	107.750	27	27,000	(18,352)
U.S. Treasury 5-Year Notes Futures, Put	6/20/25	107.500	27	27,000	(4,641)
U.S. Treasury 10-Year Notes Futures, Call	6/20/25	110.000	27	27,000	(29,953)
U.S. Treasury 10-Year Notes Futures, Call	6/20/25	111.500	20	20,000	(7,187)
U.S. Treasury 10-Year Notes Futures, Call	6/20/25	112.000	31	31,000	(6,781)
U.S. Treasury 10-Year Notes Futures, Put	6/20/25	110.000	27	27,000	(9,703)
U.S. Treasury 10-Year Notes Futures, Put	6/20/25	111.500	20	20,000	(22,187)
U.S. Treasury Long-Term Bonds Futures, Call	6/20/25	113.000	7	7,000	(8,422)
U.S. Treasury Long-Term Bonds Futures, Put	6/20/25	113.000	7	7,000	(9,953)
U.S. Treasury Long-Term Bonds Futures, Put	7/25/25	106.000	13	13,000	(5,688)
Total Exchange-Traded Written Options (Premiums received — $602,628)					(289,124)

See Notes to Financial Statements.

Western Asset Total Return Unconstrained Fund 2025 Annual Report

 Western Asset Total Return Unconstrained Fund

OTC Written Options
Security	Counterparty	Expiration Date	Strike Price	Contracts	Notional Amount	Value
U.S. Dollar/Swiss Franc, Call (Premiums received — $3,048)	Bank of America N.A.	7/11/25	0.859 CHF	865,000	865,000	$(592)
Total Written Options (Premiums received — $605,676)						$(289,716)

Abbreviation(s) used in this schedule:
CHF	—	Swiss Franc
SOFR	—	Secured Overnight Financing Rate
At May 31, 2025, the Fund had the following open futures contracts:
	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
3-Month SOFR	62	3/26	$14,930,826	$14,910,225	$(20,601)
3-Month SOFR	27	3/27	6,490,930	6,531,300	40,370
Australian 10-Year Bonds	25	6/25	1,806,559	1,839,308	32,749
U.S. Treasury 2-Year Notes	138	9/25	28,589,038	28,626,375	37,337
U.S. Treasury 5-Year Notes	343	9/25	36,992,065	37,108,313	116,248
U.S. Treasury Long-Term Bonds	41	9/25	4,594,371	4,624,031	29,660
United Kingdom Long Gilt Bonds	13	9/25	1,605,675	1,602,323	(3,352)
					232,411
Contracts to Sell:
U.S. Treasury 10-Year Notes	189	9/25	20,842,492	20,931,750	(89,258)
U.S. Treasury Ultra 10-Year Notes	120	9/25	13,356,269	13,505,626	(149,357)
U.S. Treasury Ultra Long- Term Bonds	144	9/25	16,458,134	16,713,000	(254,866)
					(493,481)
Net unrealized depreciation on open futures contracts					$(261,070)

Abbreviation(s) used in this table:
SOFR	—	Secured Overnight Financing Rate
See Notes to Financial Statements.
Western Asset Total Return Unconstrained Fund 2025 Annual Report

Schedule of Investments (cont’d)
May 31, 2025
 Western Asset Total Return Unconstrained Fund
At May 31, 2025, the Fund had the following open forward foreign currency contracts:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
BRL	28,444,142	USD	4,982,595	Bank of America N.A.	6/3/25	$(14,323)
USD	4,966,501	BRL	28,444,142	Bank of America N.A.	6/3/25	(1,772)
BRL	50,000	USD	8,759	Goldman Sachs Group Inc.	6/3/25	(25)
USD	8,686	BRL	50,000	Goldman Sachs Group Inc.	6/3/25	(47)
CHF	320,792	USD	398,000	Bank of America N.A.	7/15/25	(5,975)
USD	198,950	CHF	163,401	Bank of America N.A.	7/15/25	(734)
USD	534,548	ZAR	10,470,000	JPMorgan Chase & Co.	7/15/25	(45,721)
CHF	20,000	USD	24,249	Bank of America N.A.	7/16/25	196
CHF	40,000	USD	48,674	Bank of America N.A.	7/16/25	215
CHF	60,000	USD	72,727	Bank of America N.A.	7/16/25	606
CNH	1,030,000	USD	140,084	Bank of America N.A.	7/16/25	3,383
CNH	1,030,000	USD	140,356	Bank of America N.A.	7/16/25	3,112
CNH	1,030,000	USD	140,183	Bank of America N.A.	7/16/25	3,285
CNH	1,260,000	USD	171,798	Bank of America N.A.	7/16/25	3,706
EUR	100,000	USD	109,907	Bank of America N.A.	7/16/25	3,987
EUR	110,000	USD	121,005	Bank of America N.A.	7/16/25	4,278
EUR	120,000	USD	136,103	Bank of America N.A.	7/16/25	570
EUR	140,000	USD	157,841	Bank of America N.A.	7/16/25	1,611
EUR	170,000	USD	192,624	Bank of America N.A.	7/16/25	995
EUR	180,000	USD	204,983	Bank of America N.A.	7/16/25	26
GBP	20,000	USD	26,541	Bank of America N.A.	7/16/25	411
USD	99,652	AUD	160,000	Bank of America N.A.	7/16/25	(3,558)
USD	186,029	CHF	150,000	Bank of America N.A.	7/16/25	2,696
USD	354,582	CHF	290,000	Bank of America N.A.	7/16/25	139
USD	124,236	CNH	910,000	Bank of America N.A.	7/16/25	(2,517)
USD	165,273	CNH	1,210,000	Bank of America N.A.	7/16/25	(3,267)
USD	1,475,490	CNH	10,798,373	Bank of America N.A.	7/16/25	(28,607)
USD	1,756,631	EUR	1,595,981	Bank of America N.A.	7/16/25	(61,091)
USD	1,384,869	GBP	1,084,462	Bank of America N.A.	7/16/25	(76,583)
USD	69,977	JPY	10,035,000	Bank of America N.A.	7/16/25	(133)
CNH	1,824,838	USD	252,453	BNP Paribas SA	7/16/25	1,727
AUD	200,000	USD	128,139	Citibank N.A.	7/16/25	874
AUD	2,521,241	USD	1,526,180	Citibank N.A.	7/16/25	100,180
INR	10,684,083	USD	126,125	Citibank N.A.	7/16/25	(1,580)
NZD	1,962,729	USD	1,095,998	Citibank N.A.	7/16/25	78,730
USD	6,387	AUD	10,000	Citibank N.A.	7/16/25	(64)
USD	73,515	AUD	115,561	Citibank N.A.	7/16/25	(1,029)
USD	76,214	AUD	120,000	Citibank N.A.	7/16/25	(1,193)
See Notes to Financial Statements.

Western Asset Total Return Unconstrained Fund 2025 Annual Report

 Western Asset Total Return Unconstrained Fund
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	78,019	AUD	120,000	Citibank N.A.	7/16/25	$611
USD	133,989	AUD	210,000	Citibank N.A.	7/16/25	(1,474)
USD	139,476	AUD	220,000	Citibank N.A.	7/16/25	(2,437)
USD	140,427	AUD	220,000	Citibank N.A.	7/16/25	(1,487)
USD	179,530	AUD	285,269	Citibank N.A.	7/16/25	(4,486)
USD	3,649,465	INR	316,326,523	Citibank N.A.	7/16/25	(37,990)
CAD	130,000	USD	93,656	Goldman Sachs Group Inc.	7/16/25	1,301
CHF	90,000	USD	109,836	Goldman Sachs Group Inc.	7/16/25	163
JPY	25,010,000	USD	170,804	Goldman Sachs Group Inc.	7/16/25	3,930
JPY	27,690,000	USD	189,157	Goldman Sachs Group Inc.	7/16/25	4,300
JPY	30,240,000	USD	212,106	Goldman Sachs Group Inc.	7/16/25	(833)
JPY	44,405,952	USD	303,369	Goldman Sachs Group Inc.	7/16/25	6,875
JPY	52,920,000	USD	370,905	Goldman Sachs Group Inc.	7/16/25	(1,177)
JPY	83,160,000	USD	583,773	Goldman Sachs Group Inc.	7/16/25	(2,771)
MXN	5,514,706	USD	263,645	Goldman Sachs Group Inc.	7/16/25	19,035
USD	52,008	AUD	80,000	Goldman Sachs Group Inc.	7/16/25	403
USD	90,835	CAD	128,544	Goldman Sachs Group Inc.	7/16/25	(3,059)
USD	171,064	EUR	149,000	Goldman Sachs Group Inc.	7/16/25	1,362
CHF	70,000	USD	85,333	JPMorgan Chase & Co.	7/16/25	223
EUR	140,000	USD	153,963	Morgan Stanley & Co. Inc.	7/16/25	5,488
Net unrealized depreciation on open forward foreign currency contracts						$(49,515)

Abbreviation(s) used in this table:
AUD	—	Australian Dollar
BRL	—	Brazilian Real
CAD	—	Canadian Dollar
CHF	—	Swiss Franc
CNH	—	Chinese Offshore Yuan
EUR	—	Euro
GBP	—	British Pound
INR	—	Indian Rupee
JPY	—	Japanese Yen
MXN	—	Mexican Peso
NZD	—	New Zealand Dollar
USD	—	United States Dollar
ZAR	—	South African Rand
See Notes to Financial Statements.
Western Asset Total Return Unconstrained Fund 2025 Annual Report

Schedule of Investments (cont’d)
May 31, 2025
 Western Asset Total Return Unconstrained Fund
At May 31, 2025, the Fund had the following open swap contracts:
OTC INTEREST RATE SWAPS
Swap Counterparty	Notional Amount*	Termination Date	Payments Made by the Fund†	Payments Received by the Fund†	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation
Bank of America N.A.	27,166,000BRL	1/2/30	BRL-CDI**	14.755%**	$138,706	—	$138,706

CENTRALLY CLEARED INTEREST RATE SWAPS
	Notional Amount	Termination Date	Payments Made by the Fund†	Payments Received by the Fund†	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
	$22,031,000	4/28/28	Daily SOFR Compound annually	3.300% annually	$(27,448)	$(2,940)	$(24,508)
	44,103,000	2/24/31	Daily SOFR Compound annually	4.040% annually	927,711	(20,102)	947,813
	38,988,000	1/31/32	3.730% annually	Daily SOFR Compound annually	(75,134)	(254,909)	179,775
	5,124,000	4/28/36	3.850% annually	Daily SOFR Compound annually	15,325	(8,398)	23,723
	740,000	11/15/53	3.770% annually	Daily SOFR Compound annually	35,952	(1,113)	37,065
	4,113,000	2/24/56	3.990% annually	Daily SOFR Compound annually	24,552	(3,355)	27,907
Total	$115,099,000				$900,958	$(290,817)	$1,191,775

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES — SELL PROTECTION[1]
Reference Entity	Notional Amount[2]	Termination Date	Periodic Payments Received by the Fund†	Market Value[3]	Upfront Premiums Paid (Received)	Unrealized Appreciation
Markit CDX.NA.HY.44 Index	$6,212,000	6/20/30	5.000% quarterly	$383,269	$353,785	$29,484

See Notes to Financial Statements.

Western Asset Total Return Unconstrained Fund 2025 Annual Report

 Western Asset Total Return Unconstrained Fund
CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES — BUY PROTECTION[4]
Reference Entity	Notional Amount[2]	Termination Date	Periodic Payments Made by the Fund†	Market Value[3]	Upfront Premiums Paid (Received)	Unrealized Depreciation
Markit CDX.NA.IG.44 Index	$3,110,000	6/20/30	1.000% quarterly	$(62,419)	$(60,462)	$(1,957)

OTC TOTAL RETURN SWAPS
Swap Counterparty	Notional Amount	Termination Date	Periodic Payments Made by the Fund†	Periodic Payments Received by the Fund‡	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation
JPMorgan Chase & Co.	$1,244,000	7/3/25	Daily SOFR Compound + 1.100%**	JPEIFNTR^**	$4,803	—	$4,803

[1]
If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii)
pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

[2]
The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

[3]
The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected loss (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection), when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

[4]
If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or the underlying securities comprising the referenced index or (ii)
receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or the underlying securities comprising the referenced index.

†	Percentage shown is an annual percentage rate.
‡	Periodic payments made/received by the Fund are based on the total return of the referenced entity.
^	Custom emerging markets debt basket is comprised of 40 bonds in the Sovereign Frontier sector.
*	Notional amount denominated in U.S. dollars, unless otherwise noted.
**	One time payment made at termination date.
See Notes to Financial Statements.
Western Asset Total Return Unconstrained Fund 2025 Annual Report

Schedule of Investments (cont’d)
May 31, 2025
 Western Asset Total Return Unconstrained Fund
Reference rate(s) and their value(s) as of period end used in this table:
Reference Index	Reference Rate
BRL-CDI	14.650%
Daily SOFR Compound	4.350%

Abbreviation(s) used in this table:
BRL	—	Brazilian Real
BRL-CDI	—	Brazilian Cetip InterBank Deposit Rate
JPEIFNTR	—	Western Asset Management Emerging Markets Frontier Custom Basket
SOFR	—	Secured Overnight Financing Rate
See Notes to Financial Statements.

Western Asset Total Return Unconstrained Fund 2025 Annual Report

Statement of Assets and Liabilities
May 31, 2025

Assets:
Investments in unaffiliated securities, at value (Cost — $150,405,047)	$142,934,570
Investments in affiliated securities, at value (Cost — $17,598,602)	17,598,602
Foreign currency, at value (Cost — $1,098,755)	1,108,627
Cash	1,000,000
Interest receivable	1,232,429
Foreign currency collateral for open futures contracts and exchange-traded options, at value (Cost — $311,869)	331,669
Deposits with brokers for TBA securities	290,000
Unrealized appreciation on forward foreign currency contracts	254,418
Deposits with brokers for centrally cleared swap contracts	209,950
OTC swaps, at value (premiums paid — $0)	143,509
Deposits with brokers for OTC derivatives	140,000
Dividends receivable from affiliated investments	89,570
Receivable from brokers — net variation margin on open futures contracts	44,448
Deposits with brokers for open futures contracts and exchange-traded options	8,011
Receivable for securities sold	5,192
Receivable for Fund shares sold	1,431
Receivable from brokers — net variation margin on centrally cleared swap contracts	1,077
Prepaid expenses	35,458
Total Assets	165,428,961
Liabilities:
Payable for purchases of TBA securities	28,076,645
Payable for securities purchased	492,402
Unrealized depreciation on forward foreign currency contracts	303,933
Written options, at value (premiums received — $605,676)	289,716
Payable for Fund shares repurchased	80,096
Investment management fee payable	61,186
Payable for open OTC swap contracts	16,500
Service and/or distribution fees payable	3,636
Directors’ fees payable	1,158
Payable for written options closed	245
Accrued expenses	169,877
Total Liabilities	29,495,394
Total Net Assets	$135,933,567
Net Assets:
Par value (Note 7)	$14,733
Paid-in capital in excess of par value	291,940,058
Total distributable earnings (loss)	(156,021,224)
Total Net Assets	$135,933,567
See Notes to Financial Statements.
Western Asset Total Return Unconstrained Fund 2025 Annual Report

Statement of Assets and Liabilities (cont’d)
May 31, 2025
Net Assets:
Class A	$6,755,075
Class C	$1,874,269
Class FI	$2,415,514
Class R	$159,149
Class I	$31,074,487
Class IS	$93,655,073
Shares Outstanding:
Class A	732,175
Class C	202,928
Class FI	261,996
Class R	17,251
Class I	3,362,705
Class IS	10,156,190
Net Asset Value:
Class A (and redemption price)	$9.23
Class C*	$9.24
Class FI (and redemption price)	$9.22
Class R (and redemption price)	$9.23
Class I (and redemption price)	$9.24
Class IS (and redemption price)	$9.22
Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 3.75%)	$9.59

*	Redemption price per share is NAV of Class C shares reduced by a 1.00% CDSC if shares are redeemed within one year from purchase payment (Note 2).
See Notes to Financial Statements.

Western Asset Total Return Unconstrained Fund 2025 Annual Report

Statement of Operations
For the Year Ended May 31, 2025

Investment Income:
Interest	$8,101,810
Dividends from affiliated investments	1,008,408
Dividends from unaffiliated investments	24,449
Total Investment Income	9,134,667
Expenses:
Investment management fee (Note 2)	965,771
Registration fees	96,993
Fund accounting fees	86,458
Audit and tax fees	69,858
Transfer agent fees (Notes 2 and 5)	61,901
Service and/or distribution fees (Notes 2 and 5)	47,770
Commodity pool reports	11,989
Legal fees	11,486
Shareholder reports	10,233
Directors’ fees	5,096
Custody fees	2,464
Commitment fees (Note 10)	1,478
Insurance	1,453
Miscellaneous expenses	2,340
Total Expenses	1,375,290
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(246,459)
Net Expenses	1,128,831
Net Investment Income	8,005,836
Realized and Unrealized Gain (Loss) on Investments, Futures Contracts, Written Options, Swap Contracts, Forward Foreign Currency Contracts and Foreign Currency Transactions (Notes 1, 3 and 4):
Net Realized Gain (Loss) From:
Investment transactions in unaffiliated securities	(26,681,222)†
Futures contracts	(842,645)
Written options	2,851,273
Swap contracts	210,606
Forward foreign currency contracts	483,147
Foreign currency transactions	(373,309)
Net Realized Loss	(24,352,150)
Change in Net Unrealized Appreciation (Depreciation) From:
Investments in unaffiliated securities	29,400,601 ‡
Futures contracts	531,488
Written options	(409,689)
Swap contracts	(172,775)
Forward foreign currency contracts	(208,834)
Foreign currencies	28,816
Change in Net Unrealized Appreciation (Depreciation)	29,169,607
Net Gain on Investments, Futures Contracts, Written Options, Swap Contracts, Forward Foreign Currency Contracts and Foreign Currency Transactions	4,817,457
Increase in Net Assets From Operations	$12,823,293

†	Net of foreign capital gains tax of $56,756.
‡	Net of change in accrued foreign capital gains tax of $(5,185).
See Notes to Financial Statements.
Western Asset Total Return Unconstrained Fund 2025 Annual Report

Statements of Changes in Net Assets

For the Years Ended May 31,	2025	2024
Operations:
Net investment income	$8,005,836	$14,222,529
Net realized loss	(24,352,150)	(23,202,896)
Change in net unrealized appreciation (depreciation)	29,169,607	23,988,052
Increase in Net Assets From Operations	12,823,293	15,007,685
Distributions to Shareholders From (Notes 1 and 6):
Total distributable earnings	(7,329,510)	(8,600,048)
Decrease in Net Assets From Distributions to Shareholders	(7,329,510)	(8,600,048)
Fund Share Transactions (Note 7):
Net proceeds from sale of shares	23,112,119	39,947,299
Reinvestment of distributions	7,299,225	8,223,110
Cost of shares repurchased	(132,699,806)	(134,315,791)
Decrease in Net Assets From Fund Share Transactions	(102,288,462)	(86,145,382)
Decrease in Net Assets	(96,794,679)	(79,737,745)
Net Assets:
Beginning of year	232,728,246	312,465,991
End of year	$135,933,567	$232,728,246
See Notes to Financial Statements.

Western Asset Total Return Unconstrained Fund 2025 Annual Report

Financial Highlights

For a share of each class of capital stock outstanding throughout each year ended May 31:
Class A Shares[1]	2025	2024	2023	2022	2021
Net asset value, beginning of year	$8.97	$8.78	$9.18	$10.65	$10.00
Income (loss) from operations:
Net investment income	0.42	0.43	0.38	0.27	0.20
Net realized and unrealized gain (loss)	0.22	0.00 [2]	(0.76)	(1.33)	0.52
Total income (loss) from operations	0.64	0.43	(0.38)	(1.06)	0.72
Less distributions from:
Net investment income	(0.38)	(0.24)	(0.02)	(0.22)	(0.07)
Net realized gains	—	—	—	(0.19)	—
Total distributions	(0.38)	(0.24)	(0.02)	(0.41)	(0.07)
Net asset value, end of year	$9.23	$8.97	$8.78	$9.18	$10.65
Total return[3]	7.16%	5.03%	(4.13)%	(10.28)%	7.11%
Net assets, end of year (000s)	$6,755	$7,162	$8,402	$9,584	$14,641
Ratios to average net assets:
Gross expenses	1.16%	1.10%	1.08%[4]	1.08%	1.10%[4]
Net expenses[5,6]	1.01	1.02	1.05 [4]	1.07	1.10 [4]
Net investment income	4.63	4.88	4.30	2.65	1.93
Portfolio turnover rate[7]	235%	133%	60%	64%	67%

[1]	Per share amounts have been calculated using the average shares method.
[2]	Amount represents less than $0.005 or greater than $(0.005) per share.
[3]
Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[4]	Reflects recapture of fees waived and/or expenses reimbursed from prior fiscal years.
[5]
As a result of an expense limitation arrangement, effective May 21, 2021, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses, deferred organizational expenses and acquired fund fees and expenses, to average net assets of Class A shares did not exceed 1.07%.
This expense limitation arrangement cannot be terminated prior to December 31, 2026 without the Board of
Directors’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund. Prior to May 21, 2021, the expense limitation was 1.10%.

[6]	Reflects fee waivers and/or expense reimbursements.
[7]
Including mortgage dollar roll transactions. If mortgage dollar roll transactions had been excluded, the portfolio turnover rates for the respective years/periods presented would have been 40%, 85%, 55%, 64% and 63%.

See Notes to Financial Statements.
Western Asset Total Return Unconstrained Fund 2025 Annual Report

Financial Highlights (cont’d)

For a share of each class of capital stock outstanding throughout each year ended May 31:
Class C Shares[1]	2025	2024	2023	2022	2021
Net asset value, beginning of year	$8.98	$8.72	$9.15	$10.62	$10.00
Income (loss) from operations:
Net investment income	0.35	0.37	0.31	0.20	0.13
Net realized and unrealized gain (loss)	0.21	0.00 [2]	(0.74)	(1.34)	0.51
Total income (loss) from operations	0.56	0.37	(0.43)	(1.14)	0.64
Less distributions from:
Net investment income	(0.30)	(0.11)	—	(0.14)	(0.02)
Net realized gains	—	—	—	(0.19)	—
Total distributions	(0.30)	(0.11)	—	(0.33)	(0.02)
Net asset value, end of year	$9.24	$8.98	$8.72	$9.15	$10.62
Total return[3]	6.28%	4.30%	(4.70)%	(10.98)%	6.45%
Net assets, end of year (000s)	$1,874	$2,710	$4,117	$8,978	$13,227
Ratios to average net assets:
Gross expenses	1.91%	1.83%	1.79%	1.77%	1.78%[4]
Net expenses[5,6]	1.76	1.75	1.76	1.77	1.78 [4]
Net investment income	3.88	4.16	3.50	1.94	1.26
Portfolio turnover rate[7]	235%	133%	60%	64%	67%

[1]	Per share amounts have been calculated using the average shares method.
[2]	Amount represents less than $0.005 or greater than $(0.005) per share.
[3]
Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[4]	Reflects recapture of fees waived and/or expenses reimbursed from prior fiscal years.
[5]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses, deferred organizational expenses and acquired fund fees and expenses, to average net assets of Class C shares did not exceed 1.80%. This expense limitation arrangement cannot be terminated prior to December 31, 2026 without the Board of Directors’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[6]	Reflects fee waivers and/or expense reimbursements.
[7]
Including mortgage dollar roll transactions. If mortgage dollar roll transactions had been excluded, the portfolio turnover rates for the respective years/periods presented would have been 40%, 85%, 55%, 64% and 63%.

See Notes to Financial Statements.

Western Asset Total Return Unconstrained Fund 2025 Annual Report

For a share of each class of capital stock outstanding throughout each year ended May 31:
Class FI Shares[1]	2025	2024	2023	2022	2021
Net asset value, beginning of year	$8.97	$8.78	$9.17	$10.64	$9.99
Income (loss) from operations:
Net investment income	0.42	0.43	0.37	0.27	0.21
Net realized and unrealized gain (loss)	0.21	0.00 [2]	(0.74)	(1.33)	0.51
Total income (loss) from operations	0.63	0.43	(0.37)	(1.06)	0.72
Less distributions from:
Net investment income	(0.38)	(0.24)	(0.02)	(0.22)	(0.07)
Net realized gains	—	—	—	(0.19)	—
Total distributions	(0.38)	(0.24)	(0.02)	(0.41)	(0.07)
Net asset value, end of year	$9.22	$8.97	$8.78	$9.17	$10.64
Total return[3]	7.17%	5.01%	(4.08)%	(10.28)%	7.18%
Net assets, end of year (000s)	$2,416	$2,741	$4,202	$11,518	$16,871
Ratios to average net assets:
Gross expenses	1.18%	1.09%	1.10%	1.05%	1.07%[4]
Net expenses[5,6]	1.03	1.01	1.06	1.05	1.07 [4]
Net investment income	4.61	4.89	4.22	2.66	1.99
Portfolio turnover rate[7]	235%	133%	60%	64%	67%

[1]	Per share amounts have been calculated using the average shares method.
[2]	Amount represents less than $0.005 or greater than $(0.005) per share.
[3]
Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements.
In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[4]	Reflects recapture of fees waived and/or expenses reimbursed from prior fiscal years.
[5]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses, deferred organizational expenses and acquired fund fees and expenses, to average net assets of Class FI shares did not exceed 1.10%. This expense limitation arrangement cannot be terminated prior to December 31, 2026 without the Board of Directors’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[6]	Reflects fee waivers and/or expense reimbursements.
[7]
Including mortgage dollar roll transactions. If mortgage dollar roll transactions had been excluded, the portfolio turnover rates for the respective years/periods presented would have been 40%, 85%, 55%, 64% and 63%.

See Notes to Financial Statements.
Western Asset Total Return Unconstrained Fund 2025 Annual Report

Financial Highlights (cont’d)

For a share of each class of capital stock outstanding throughout each year ended May 31:
Class R Shares[1]	2025	2024	2023	2022	2021
Net asset value, beginning of year	$8.97	$8.79	$9.20	$10.65	$10.01
Income (loss) from operations:
Net investment income	0.39	0.41	0.37	0.23	0.20
Net realized and unrealized gain (loss)	0.22	(0.01)[2]	(0.76)	(1.32)	0.50
Total income (loss) from operations	0.61	0.40	(0.39)	(1.09)	0.70
Less distributions from:
Net investment income	(0.35)	(0.22)	(0.02)	(0.17)	(0.06)
Net realized gains	—	—	—	(0.19)	—
Total distributions	(0.35)	(0.22)	(0.02)	(0.36)	(0.06)
Net asset value, end of year	$9.23	$8.97	$8.79	$9.20	$10.65
Total return[3]	6.80%	4.60%	(4.27)%	(10.57)%	7.05%
Net assets, end of year (000s)	$159	$163	$157	$78	$477
Ratios to average net assets:
Gross expenses	1.55%	1.48%	1.45%	1.35%[4]	1.44%
Net expenses[5,6]	1.34	1.34	1.35	1.35 [4]	1.35
Net investment income	4.31	4.56	4.22	2.21	1.94
Portfolio turnover rate[7]	235%	133%	60%	64%	67%

[1]	Per share amounts have been calculated using the average shares method.
[2]
Calculation of the net loss per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain presented in the Statement of Operations due to the timing of the sales and repurchases of Fund shares in relation to fluctuating market values of the investments of the Fund.

[3]
Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements.
In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[4]	Reflects recapture of fees waived and/or expenses reimbursed from prior fiscal years.
[5]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses, deferred organizational expenses and acquired fund fees and expenses, to average net assets of Class R shares did not exceed 1.35%. This expense limitation arrangement cannot be terminated prior to December 31, 2026 without the Board of Directors’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[6]	Reflects fee waivers and/or expense reimbursements.
[7]
Including mortgage dollar roll transactions. If mortgage dollar roll transactions had been excluded, the portfolio turnover rates for the respective years/periods presented would have been 40%, 85%, 55%, 64% and 63%.

See Notes to Financial Statements.

Western Asset Total Return Unconstrained Fund 2025 Annual Report

For a share of each class of capital stock outstanding throughout each year ended May 31:
Class I Shares[1]	2025	2024	2023	2022	2021
Net asset value, beginning of year	$8.99	$8.80	$9.19	$10.67	$10.00
Income (loss) from operations:
Net investment income	0.45	0.46	0.39	0.30	0.25
Net realized and unrealized gain (loss)	0.20	0.00 [2]	(0.74)	(1.34)	0.51
Total income (loss) from operations	0.65	0.46	(0.35)	(1.04)	0.76
Less distributions from:
Net investment income	(0.40)	(0.27)	(0.04)	(0.25)	(0.09)
Net realized gains	—	—	—	(0.19)	—
Total distributions	(0.40)	(0.27)	(0.04)	(0.44)	(0.09)
Net asset value, end of year	$9.24	$8.99	$8.80	$9.19	$10.67
Total return[3]	7.43%	5.33%	(3.76)%	(10.06)%	7.61%
Net assets, end of year (000s)	$31,074	$61,861	$83,835	$530,018	$718,829
Ratios to average net assets:
Gross expenses	0.90%	0.82%[4]	0.80%	0.74%	0.74%[4]
Net expenses[5,6]	0.74	0.74 [4]	0.75	0.74	0.73 [4]
Net investment income	4.95	5.15	4.35	2.96	2.34
Portfolio turnover rate[7]	235%	133%	60%	64%	67%

[1]	Per share amounts have been calculated using the average shares method.
[2]	Amount represents less than $0.005 or greater than $(0.005) per share.
[3]
Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements.
In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[4]	Reflects recapture of fees waived and/or expenses reimbursed from prior fiscal years.
[5]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses, deferred organizational expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 0.75%. This expense limitation arrangement cannot be terminated prior to December 31, 2026 without the Board of Directors’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[6]	Reflects fee waivers and/or expense reimbursements.
[7]
Including mortgage dollar roll transactions. If mortgage dollar roll transactions had been excluded, the portfolio turnover rates for the respective years/periods presented would have been 40%, 85%, 55%, 64% and 63%.

See Notes to Financial Statements.
Western Asset Total Return Unconstrained Fund 2025 Annual Report

Financial Highlights (cont’d)

For a share of each class of capital stock outstanding throughout each year ended May 31:
Class IS Shares[1]	2025	2024	2023	2022	2021
Net asset value, beginning of year	$8.97	$8.78	$9.18	$10.66	$9.99
Income (loss) from operations:
Net investment income	0.46	0.47	0.41	0.31	0.25
Net realized and unrealized gain (loss)	0.20	0.00 [2]	(0.75)	(1.34)	0.52
Total income (loss) from operations	0.66	0.47	(0.34)	(1.03)	0.77
Less distributions from:
Net investment income	(0.41)	(0.28)	(0.06)	(0.26)	(0.10)
Net realized gains	—	—	—	(0.19)	—
Total distributions	(0.41)	(0.28)	(0.06)	(0.45)	(0.10)
Net asset value, end of year	$9.22	$8.97	$8.78	$9.18	$10.66
Total return[3]	7.56%	5.46%	(3.69)%	(9.99)%	7.69%
Net assets, end of year (000s)	$93,655	$158,092	$211,753	$265,841	$287,236
Ratios to average net assets:
Gross expenses	0.79%	0.72%	0.69%	0.65%	0.66%
Net expenses[4,5]	0.64	0.64	0.65	0.65	0.65
Net investment income	5.04	5.26	4.69	3.08	2.42
Portfolio turnover rate[6]	235%	133%	60%	64%	67%

[1]	Per share amounts have been calculated using the average shares method.
[2]	Amount represents less than $0.005 or greater than $(0.005) per share.
[3]
Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements.
In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[4]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses, deferred organizational expenses and acquired fund fees and expenses, to average net assets of Class IS shares did not exceed 0.65%. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31,
2026 without the Board of Directors’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[5]	Reflects fee waivers and/or expense reimbursements.
[6]
Including mortgage dollar roll transactions. If mortgage dollar roll transactions had been excluded, the portfolio turnover rates for the respective years/periods presented would have been 40%, 85%, 55%, 64% and 63%.

See Notes to Financial Statements.

Western Asset Total Return Unconstrained Fund 2025 Annual Report

Notes to Financial Statements
1. Organization and significant accounting policies
Western Asset Total Return Unconstrained Fund (the “Fund”) is a separate diversified investment series of Western Asset Funds, Inc. (the “Corporation”). The Corporation, a Maryland corporation, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946. Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.
(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities, including exchange-traded funds, for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors (the “Board”).
Pursuant to policies adopted by the Board, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations,
Western Asset Total Return Unconstrained Fund 2025 Annual Report

Notes to Financial Statements (cont’d)
evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board quarterly.
The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.
GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Western Asset Total Return Unconstrained Fund 2025 Annual Report

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Mortgage-Backed Securities	—	$49,416,600	—	$49,416,600
U.S. Government & Agency Obligations	—	24,974,363	—	24,974,363
Corporate Bonds & Notes:
Financials	—	4,472,867	$0 *	4,472,867
Other Corporate Bonds & Notes	—	19,551,619	—	19,551,619
Collateralized Mortgage Obligations	—	16,713,725	—	16,713,725
Asset-Backed Securities	—	15,594,376	—	15,594,376
Sovereign Bonds	—	10,435,055	—	10,435,055
U.S. Treasury Inflation Protected Securities	—	819,425	—	819,425
Investments in Underlying Funds	$399,816	—	—	399,816
Purchased Options:
Exchange-Traded Purchased Options	217,519	—	—	217,519
OTC Purchased Options	—	3,578	—	3,578
Common Stocks:
Industrials	57,798	335	—	58,133
Warrants	—	41,067	—	41,067
Total Long-Term Investments	675,133	142,023,010	0 *	142,698,143
Short-Term Investments†:
Money Market Funds	17,598,602	—	—	17,598,602
U.S. Government Agencies	—	236,427	—	236,427
Total Short-Term Investments	17,598,602	236,427	—	17,835,029
Total Investments	$18,273,735	$142,259,437	$0 *	$160,533,172
Western Asset Total Return Unconstrained Fund 2025 Annual Report

Notes to Financial Statements (cont’d)
ASSETS (cont’d)
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Futures Contracts††	$256,364	—	—	$256,364
Forward Foreign Currency Contracts††	—	$254,418	—	254,418
OTC Interest Rate Swaps	—	138,706	—	138,706
Centrally Cleared Interest Rate Swaps††	—	1,216,283	—	1,216,283
Centrally Cleared Credit Default Swaps on Credit Indices — Sell Protection††	—	29,484	—	29,484
OTC Total Return Swaps	—	4,803	—	4,803
Total Other Financial Instruments	$256,364	$1,643,694	—	$1,900,058
Total	$18,530,099	$143,903,131	—	$162,433,230
LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Written Options:
Exchange-Traded Written Options	$289,124	—	—	$289,124
OTC Written Options	—	$592	—	592
Futures Contracts††	517,434	—	—	517,434
Forward Foreign Currency Contracts††	—	303,933	—	303,933
Centrally Cleared Interest Rate Swaps††	—	24,508	—	24,508
Centrally Cleared Credit Default Swaps on Credit Indices — Buy Protection††	—	1,957	—	1,957
Total	$806,558	$330,990	—	$1,137,548

†	See Schedule of Investments for additional detailed categorizations.
*	Amount represents less than $1.
††	Reflects the unrealized appreciation (depreciation) of the instruments.
(b) Purchased options. The Fund may purchase option contracts generally to gain or reduce exposure to certain types of investments or market factors or as a means of attempting to enhance returns. When the Fund purchases an option, an amount equal to the premium paid by the Fund is recorded as an investment on the Statement of Assets and Liabilities, the value of which is marked-to-market to reflect the current market value of the option purchased. If the purchased option expires, the Fund realizes a loss equal to the amount of premium paid. When an instrument is purchased or sold through the exercise of

Western Asset Total Return Unconstrained Fund 2025 Annual Report

an option, the related premium paid is added to the basis of the instrument acquired or deducted from the proceeds of the instrument sold. The risk associated with purchasing put and call options is limited to the premium paid.
(c) Written options. The Fund may write option contracts generally to gain or reduce exposure to certain types of investments or market factors or as a means of attempting to enhance returns. When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked-to-market daily to reflect the current market value of the option written. If the option expires, the premium received is recorded as a realized gain. When a written call option is exercised, the difference between the premium received plus the option exercise price and the Fund’s basis in the underlying security (in the case of a covered written call option), or the cost to purchase the underlying security (in the case of an uncovered written call option), including brokerage commission, is recognized as a realized gain or loss. When a written put option is exercised, the amount of the premium received is subtracted from the cost of the security purchased by the Fund from the exercise of the written put option to form the Fund’s basis in the underlying security purchased. The writer or buyer of an option traded on an exchange can liquidate the position before the exercise of the option by entering into a closing transaction. The cost of a closing transaction is deducted from the original premium received resulting in a realized gain or loss to the Fund.
The risk in writing a covered call option is that the Fund may forego the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. The risk in writing an uncovered call option is that the Fund is exposed to the risk of loss if the market price of the underlying security increases. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.
(d) Futures contracts. The Fund uses futures contracts generally to gain exposure to, or hedge against, changes in interest rates or gain exposure to, or hedge against, changes in certain asset classes. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.
Upon entering into a futures contract, the Fund is required to deposit cash or securities with a broker in an amount equal to a certain percentage of the contract amount. This is known as the ‘‘initial margin’’ and subsequent payments (‘‘variation margin’’) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. For certain futures, including foreign denominated futures, variation margin is not settled daily, but is recorded as a net variation margin payable or receivable. The daily changes in contract value are recorded as unrealized appreciation or depreciation in the Statement of Operations and the Fund recognizes a realized gain or loss when the contract is closed.
Futures contracts involve, to varying degrees, risk of loss in excess of the amounts reflected in the financial statements. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.
Western Asset Total Return Unconstrained Fund 2025 Annual Report

Notes to Financial Statements (cont’d)
(e) Forward foreign currency contracts. The Fund enters into a forward foreign currency contract to hedge exposure of bond positions or in an attempt to increase the Fund’s return. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price with delivery and settlement at a future date. The contract is marked-to-market daily and the change in value is recorded by the Fund as an unrealized gain or loss. When a forward foreign currency contract is closed, through either delivery or offset by entering into another forward foreign currency contract, the Fund recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it is closed.
Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.
Forward foreign currency contracts involve elements of market risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.
(f) Swap agreements. The Fund invests in swaps for the purpose of managing its exposure to interest rate, credit or market risk, or for other purposes, including to increase the Fund’s return. The use of swaps involves risks that are different from those associated with other portfolio transactions. Swap agreements are privately negotiated in the over-the-counter market and may be entered into as a bilateral contract (“OTC Swaps”) or centrally cleared (“Centrally Cleared Swaps”). Unlike Centrally Cleared Swaps, the Fund has credit exposure to the counterparties of OTC Swaps.
In a Centrally Cleared Swap, immediately following execution of the swap, the swap agreement is submitted to a clearinghouse or central counterparty (the “CCP”) and the CCP becomes the ultimate counterparty of the swap agreement. The Fund is required to interface with the CCP through a broker, acting in an agency capacity. All payments are settled with the CCP through the broker. Upon entering into a Centrally Cleared Swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities.
Swap contracts are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). The daily change in valuation of Centrally Cleared Swaps, if any, is recorded as a net receivable or payable for variation margin on the Statement of Assets and Liabilities. Gains or losses are realized upon termination of the swap agreement. Collateral, in the form of restricted cash or securities, may be required to be held in segregated accounts with the Fund’s custodian in compliance with the terms of the swap contracts. Securities posted as collateral for swap contracts are identified in the Schedule of Investments and restricted cash, if any, is identified on the Statement of Assets and Liabilities. Risks may exceed amounts recorded in the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts’ terms, and the possible lack of liquidity with respect to the swap agreements.

Western Asset Total Return Unconstrained Fund 2025 Annual Report

OTC Swap payments received or made at the beginning of the measurement period are reflected as a premium or deposit, respectively, on the Statement of Assets and Liabilities. These upfront payments are amortized over the life of the swap and are recognized as realized gain or loss in the Statement of Operations. Net periodic payments received or paid by the Fund are recognized as a realized gain or loss in the Statement of Operations.
The Fund’s maximum exposure in the event of a defined credit event on a credit default swap to sell protection is the notional amount. As of May 31, 2025, the total notional value of all credit default swaps to sell protection was $6,212,000. This amount would be offset by the value of the swap’s reference entity, upfront premiums received on the swap and any amounts received from the settlement of a credit default swap where the Fund bought protection for the same referenced security/entity.
For average notional amounts of swaps held during the year ended May 31, 2025, see Note 4.
Credit default swaps
The Fund enters into credit default swap (“CDS”) contracts for investment purposes, to manage its credit risk or to add leverage. CDS agreements involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate or sovereign issuers, on a specified obligation, or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index. The Fund may use a CDS to provide protection against defaults of the issuers (i.e., to reduce risk where the Fund has exposure to an issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. As a seller of protection, the Fund generally receives an upfront payment or a stream of payments throughout the term of the swap, provided that there is no credit event. If the Fund is a seller of protection and a credit event  occurs, as defined under the terms of that particular swap agreement, the maximum potential amount of future payments (undiscounted) that the Fund could be required to make under a CDS agreement would be an amount equal to the notional amount of the agreement. These amounts of potential payments will be partially offset by any recovery of values from the respective referenced obligations. As a seller of protection, the Fund effectively adds leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the swap. As a buyer of protection, the Fund generally receives an amount up to the notional value of the swap if a credit event occurs.
Implied spreads are the theoretical prices a lender receives for credit default protection. When spreads rise, market perceived credit risk rises and when spreads fall, market perceived credit risk falls. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. Wider credit spreads and decreasing market values, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. Credit spreads utilized in determining the period end market value of CDS agreements on corporate or sovereign issues are disclosed in the Schedule of Investments and serve as an indicator of the current status of the payment/
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Notes to Financial Statements (cont’d)
performance risk and represent the likelihood or risk of default for credit derivatives. For CDS agreements on asset-backed securities and credit indices, the quoted market prices and resulting values, particularly in relation to the notional amount of the contract as well as the annual payment rate, serve as an indication of the current status of the payment/performance risk.
The Fund’s maximum risk of loss from counterparty risk, as the protection buyer, is the fair value of the contract (this risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty). As the protection seller, the Fund’s maximum risk is the notional amount of the contract. CDS are considered to have credit risk-related contingent features since they require payment by the protection seller to the protection buyer upon the occurrence of a defined credit event.
Entering into a CDS agreement involves, to varying degrees, elements of credit, market and documentation risk in excess of the related amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreement, and that there will be unfavorable changes in net interest rates.
Interest rate swaps
The Fund enters into interest rate swap contracts to manage its exposure to interest rate risk. Interest rate swaps are agreements between two parties to exchange cash flows based on a notional principal amount. The Fund may elect to pay a fixed rate and receive a floating rate, receive a fixed rate and pay a floating rate, or pay and receive a floating rate, on a notional principal amount. Interest rate swaps are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as an unrealized appreciation or depreciation in the Statement of Operations. When a swap contract is terminated early, the Fund records a realized gain or loss equal to the difference between the original cost and the settlement amount of the closing transaction.
The risks of interest rate swaps include changes in market conditions that will affect the value of the contract or changes in the present value of the future cash flow streams and the possible inability of the counterparty to fulfill its obligations under the agreement. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. This risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.
Total return swaps
The Fund enters into total return swaps for investment purposes. Total return swaps are agreements to exchange the return generated by one instrument for the return generated by another instrument. For example, the agreement to pay a predetermined or fixed interest rate in exchange for a market-linked return based on a notional amount. To the extent the total return of a referenced index or instrument exceeds the offsetting interest obligation, the Fund will receive a payment from the counterparty. To the extent it is less, the Fund will make a payment to the counterparty.

Western Asset Total Return Unconstrained Fund 2025 Annual Report

(g) Swaptions. The Fund may purchase or write swaption contracts to manage exposure to fluctuations in interest rates or to enhance yield. The Fund may also purchase and write swaption contracts to manage exposure to an underlying instrument. Swaption contracts written by the Fund represent an option that gives the purchaser the right, but not the obligation, to enter into a previously agreed upon swap contract at a future date. Swaption contracts purchased by the Fund represent an option that gives the Fund the right, but not the obligation, to enter into a previously agreed upon swap contract at a future date.
When the Fund writes a swaption, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked-to-market daily to reflect the current market value of the swaption written. If the swaption expires, the Fund realizes a gain equal to the amount of the premium received.
When the Fund purchases a swaption, an amount equal to the premium paid by the Fund is recorded as an investment on the Statement of Assets and Liabilities, the value of which is marked-to-market daily to reflect the current market value of the swaption purchased. If the swaption expires, the Fund realizes a loss equal to the amount of the premium paid.
Swaptions are marked-to-market daily based upon quotations from market makers. Changes in the value of the swaption are reported as unrealized gains or losses in the Statement of Operations.
(h) Loan participations. The Fund may invest in loans arranged through private negotiation between one or more financial institutions. The Fund’s investment in any such loan may be in the form of a participation in or an assignment of the loan. In connection with purchasing participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement related to the loan, or any rights of offset against the borrower and the Fund may not benefit directly from any collateral supporting the loan in which it has purchased the participation.
The Fund assumes the credit risk of the borrower, the lender that is selling the participation and any other persons interpositioned between the Fund and the borrower. In the event of the insolvency of the lender selling the participation, the Fund may be treated as a general creditor of the lender and may not benefit from any offset between the lender and the borrower.
(i) Stripped securities. The Fund may invest in ‘‘Stripped Securities,’’ a term used collectively for components, or strips, of fixed income securities. Stripped Securities can be principal only securities (“PO”), which are debt obligations that have been stripped of unmatured interest coupons, or interest only securities (“IO”), which are unmatured interest coupons that have been stripped from debt obligations. The market value of Stripped Securities will fluctuate in response to changes in economic conditions, rates of pre-payment, interest rates and the market’s perception of the securities. However, fluctuations in response to interest rates may be greater in Stripped Securities than for debt obligations of comparable maturities that pay interest currently. The amount of fluctuation may increase with a longer period of maturity.
The yield to maturity on IO’s is sensitive to the rate of principal repayments (including prepayments) on the related underlying debt obligation and principal payments may have a
Western Asset Total Return Unconstrained Fund 2025 Annual Report

Notes to Financial Statements (cont’d)
material effect on yield to maturity. If the underlying debt obligation experiences greater than anticipated prepayments of principal, the Fund may not fully recoup its initial investment in IO’s.
(j) Securities traded on a when-issued and delayed delivery basis. The Fund may trade securities on a when-issued or delayed delivery basis. In when-issued and delayed delivery transactions, the securities are purchased or sold by the Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Fund at the time of entering into the transaction.
Purchasing such securities involves risk of loss if the value of the securities declines prior to settlement. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.
(k) Securities traded on a to-be-announced basis. The Fund may trade securities on a to-be-announced (“TBA”) basis. In a TBA transaction, the Fund commits to purchasing or selling securities which have not yet been issued by the issuer and for which specific information, such as the face amount, maturity date and underlying pool of investments in U.S. government agency mortgage pass-through securities, is not announced. Securities purchased on a TBA basis are not settled until they are delivered to the Fund. Beginning on the date the Fund enters into a TBA transaction, cash, U.S. government securities or other liquid high-grade debt obligations are segregated in an amount equal in value to the purchase price of the TBA security. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.
(l) Mortgage dollar rolls. The Fund may enter into mortgage dollar rolls in which the Fund sells mortgage-backed securities for delivery in the current month, realizing a gain or loss, and simultaneously entering into contracts to repurchase substantially similar (same type, coupon and maturity) securities to settle on a specified future date.
The Fund executes its mortgage dollar rolls entirely in the TBA market, whereby the Fund makes a forward commitment to purchase a security and, instead of accepting delivery, the position is offset by a sale of the security with a simultaneous agreement to repurchase at a future date. The Fund accounts for mortgage dollar rolls as purchases and sales.
The risk of entering into mortgage dollar rolls is that the market value of the securities the Fund is obligated to repurchase under the agreement may decline below the repurchase price. In the event the buyer of securities under a mortgage dollar roll files for bankruptcy or becomes insolvent, the Fund’s use of the proceeds of the mortgage dollar roll may be restricted pending a determination by the counterparty, or its trustee or receiver, whether to enforce the Fund’s obligation to repurchase the securities.
(m) Inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value or interest rate is periodically adjusted according to the rate of inflation. As the index measuring inflation changes, the principal value or interest rate of inflation-indexed bonds will be adjusted accordingly. Inflation adjustments to the principal amount of inflation-indexed bonds are reflected as an increase or decrease to investment income on the Statement of Operations. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For

Western Asset Total Return Unconstrained Fund 2025 Annual Report

bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.
(n) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.
The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.
Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities, on the date of valuation, resulting from changes in exchange rates.
Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.
(o) Credit and market risk. The Fund invests in high-yield and emerging market instruments that are subject to certain credit and market risks. The yields of high-yield and emerging market debt obligations reflect, among other things, perceived credit and market risks. The Fund’s investments in securities rated below investment grade typically involve risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of investments held by the Fund. The Fund’s investments in non-U.S. dollar denominated securities may also result in foreign currency losses caused by devaluations and exchange rate fluctuations.
Investments in securities that are collateralized by real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be
Western Asset Total Return Unconstrained Fund 2025 Annual Report

Notes to Financial Statements (cont’d)
doubtful. Such market conditions may significantly impair the value and liquidity of these investments and may result in a lack of correlation between their credit ratings and values.
(p) Foreign investment risks. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or may pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.
(q) Counterparty risk and credit-risk-related contingent features of derivative instruments. The Fund may invest in certain securities or engage in other transactions where the Fund is exposed to counterparty credit risk in addition to broader market risks. The Fund may invest in securities of issuers, which may also be considered counterparties as trading partners in other transactions. This may increase the risk of loss in the event of default or bankruptcy by the counterparty or if the counterparty otherwise fails to meet its contractual obligations. The Fund’s subadviser attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment and (iii) requiring collateral from the counterparty for certain transactions. Market events and changes in overall economic conditions may impact the assessment of such counterparty risk by the subadviser. In addition, declines in the values of underlying collateral received may expose the Fund to increased risk of loss.
With exchange traded and centrally cleared derivatives, there is less counterparty risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default of the clearing broker or clearinghouse.
The Fund has entered into master agreements, such as an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement, with certain of its derivative counterparties that govern over-the-counter (“OTC”) derivatives and provide for general obligations, representations, agreements, collateral posting terms, netting provisions in the event of default or termination and credit related contingent features. The credit related contingent features include, but are not limited to, a percentage decrease in the Fund’s net assets or net asset value per share over a specified period of time. If these credit related contingent features were triggered, the derivatives counterparty could terminate the positions and demand payment or require additional collateral.
Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. However, absent an event

Western Asset Total Return Unconstrained Fund 2025 Annual Report

of default by the counterparty or a termination of the agreement, the terms of the ISDA Master Agreements do not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty. The enforceability of the right to offset may vary by jurisdiction.
Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearinghouse for exchange traded derivatives while collateral terms are contract specific for OTC traded derivatives. Cash collateral that has been pledged to cover obligations of the Fund under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Schedule of Investments.
As of May 31, 2025, the Fund held OTC written options and forward foreign currency contracts with credit related contingent features which had a liability position of $304,525. If a contingent feature in the master agreements would have been triggered, the Fund would have been required to pay this amount to its derivatives counterparties. As of May 31, 2025, the Fund had posted with its counterparties cash and/or securities as collateral to cover the net liability of these derivatives amounting to $140,000 which could be used to reduce the required payment.
At May 31, 2025, the Fund held non-cash collateral from Bank of America N.A. in the amount of $143,948. This amount could be used to reduce the Fund’s exposure to the counterparty in the event of default.
(r) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income (including interest income from payment-in-kind securities) is recorded on the accrual basis. Amortization of premiums and accretion of discounts on debt securities are recorded to interest income over the lives of the respective securities, except for premiums on certain callable debt securities, which are amortized to the earliest call date. Paydown gains and losses on mortgage- and asset-backed securities are recorded as adjustments to interest income. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.
(s) Distributions to shareholders. Distributions from net investment income of the Fund, if any, are declared and paid on a quarterly basis. Distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.
(t) Share class accounting. Investment income, common expenses and realized/unrealized gains (losses) on investments are allocated to the various classes of the Fund on
Western Asset Total Return Unconstrained Fund 2025 Annual Report

Notes to Financial Statements (cont’d)
the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.
(u) Compensating balance arrangements. The Fund has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Fund’s cash on deposit with the bank.
(v) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.
Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of May 31, 2025, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.
Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates. Realized gains upon disposition of securities issued in or by certain foreign countries are subject to capital gains tax imposed by those countries. As of May 31, 2025, there were no capital gains tax liabilities accrued on unrealized gains.
(w) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. During the current year, the following reclassifications have been made:

	Total Distributable Earnings (Loss)	Paid-in Capital
(a)	$1,034	$(1,034)
(a)
Reclassifications are due to book/tax differences in the treatment of various items.
2. Investment management agreement and other transactions with affiliates
Franklin Templeton Fund Adviser, LLC (“FTFA”) is the Fund’s investment manager. Western Asset Management Company, LLC (“Western Asset”), Western Asset Management Company Pte. Ltd. in Singapore (“Western Asset Singapore”), Western Asset Management Company Ltd in Japan (“Western Asset Japan”) and Western Asset Management Company Limited (“Western Asset London”) are the Fund’s subadvisers. FTFA, Western Asset, Western Asset Singapore, Western Asset Japan and Western Asset London are indirect, wholly-owned subsidiaries of Franklin Resources, Inc. (“Franklin Resources”).
FTFA provides the Fund with management and administrative services for which the Fund pays a fee calculated daily and paid monthly, at an annual rate of 0.60% of the Fund’s average daily net assets. For their services, FTFA pays Western Asset, Western Asset

Western Asset Total Return Unconstrained Fund 2025 Annual Report

Singapore, Western Asset Japan and Western Asset London monthly all of the management fee that it receives from the Fund. The Fund does not pay any additional advisory or other fees for advisory services provided by Western Asset, Western Asset Singapore, Western Asset Japan or Western Asset London.
As a result of expense limitation arrangements between the Fund and FTFA, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses, deferred organizational expenses and acquired fund fees and expenses, to average net assets of Class A, Class C, Class FI, Class R, Class I and Class IS shares did not exceed 1.07%, 1.80%, 1.10%, 1.35%, 0.75% and 0.65%, respectively. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2026 without the Board’s consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund (the “affiliated money market fund waiver”). The affiliated money market fund waiver is not subject to the recapture provision discussed below.
During the year ended May 31, 2025, fees waived and/or expenses reimbursed amounted to $246,459, which included an affiliated money market fund waiver of $24,132.
FTFA is permitted to recapture amounts waived and/or reimbursed to a class within two years after the fiscal year in which FTFA earned the fee or incurred the expense if the class’ total annual fund operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will FTFA recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual fund operating expenses exceeding the expense cap or any other lower limit then in effect.
Pursuant to these arrangements, at May 31, 2025, the Fund had remaining fee waivers and/or expense reimbursements subject to recapture by FTFA and respective dates of expiration as follows:

	Class A	Class C	Class FI	Class R	Class I	Class IS
Expires May 31, 2026	$5,265	$2,367	$2,390	$202	$50,341	$134,093
Expires May 31, 2027	8,987	3,234	3,449	307	60,821	145,529
Total fee waivers/expense reimbursements subject to recapture	$14,252	$5,601	$5,839	$509	$111,162	$279,622
For the year ended May 31, 2025, FTFA did not recapture any fees.
Franklin Distributors, LLC (“Franklin Distributors”) serves as the Fund’s sole and exclusive distributor. Franklin Distributors is an indirect, wholly-owned broker-dealer subsidiary of Franklin Resources. Franklin Templeton Investor Services, LLC (“Investor Services”) serves as the Fund’s shareholder servicing agent and acts as the Fund’s transfer agent and dividend-paying agent. Investor Services is an indirect, wholly-owned subsidiary of Franklin Resources. Each class of shares of the Fund pays transfer agent fees to Investor Services
Western Asset Total Return Unconstrained Fund 2025 Annual Report

Notes to Financial Statements (cont’d)
for its performance of shareholder servicing obligations. Investor Services charges account-based fees based on the number of individual shareholder accounts, as well as a fixed percentage fee based on the total account-based fees charged. In addition, each class reimburses Investor Services for out of pocket expenses incurred. For the year ended May 31, 2025, the Fund incurred transfer agent fees as reported on the Statement of Operations, of which $2,122 was earned by Investor Services.
There is a maximum initial sales charge of 3.75% for Class A shares. There is a contingent deferred sales charge (“CDSC”) of 1.00% on Class C shares, which applies if redemption occurs within 12 months from purchase payment. In certain cases, Class A shares have a 1.00% CDSC, which applies if redemption occurs within 18 months from purchase payment. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of other shares of funds sold by Franklin Distributors, equal or exceed $500,000 in the aggregate. These purchases do not incur an initial sales charge.
For the year ended May 31, 2025, sales charges retained by and CDSCs paid to Franklin Distributors and its affiliates, if any, were as follows:

Class A
Sales charges	$142
CDSCs	18
All officers and one Director of the Corporation are employees of Franklin Resources or its affiliates and do not receive compensation from the Corporation.
3. Investments
During the year ended May 31, 2025, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) and U.S. Government & Agency Obligations were as follows:

	Investments	U.S. Government & Agency Obligations
Purchases	$23,328,793	$402,238,409
Sales	89,687,273	473,228,483
At May 31, 2025, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were as follows:

	Cost/Premiums Paid (Received)	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Securities	$167,988,612	$1,292,595	$(8,748,035)	$(7,455,440)
Written options	(605,676)	326,205	(10,245)	315,960
Futures contracts	—	256,364	(517,434)	(261,070)
Forward foreign currency contracts	—	254,418	(303,933)	(49,515)
Swap contracts	2,506	1,389,276	(26,465)	1,362,811

Western Asset Total Return Unconstrained Fund 2025 Annual Report

4. Derivative instruments and hedging activities
Below is a table, grouped by derivative type, that provides information about the fair value and the location of derivatives within the Statement of Assets and Liabilities at May 31, 2025.

ASSET DERIVATIVES[1]
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Market Risk	Total
Purchased options[2]	$217,519	$3,578	—	—	$221,097
Futures contracts[3]	256,364	—	—	—	256,364
Forward foreign currency contracts	—	254,418	—	—	254,418
OTC swap contracts[4]	138,706	—	—	$4,803	143,509
Centrally cleared swap contracts[5]	1,216,283	—	$29,484	—	1,245,767
Total	$1,828,872	$257,996	$29,484	$4,803	$2,121,155

LIABILITY DERIVATIVES[1]
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Total
Written options	$289,124	$592	—	$289,716
Futures contracts[3]	517,434	—	—	517,434
Forward foreign currency contracts	—	303,933	—	303,933
Centrally cleared swap contracts[5]	24,508	—	$1,957	26,465
Total	$831,066	$304,525	$1,957	$1,137,548

[1]	Generally, the balance sheet location for asset derivatives is receivables/net unrealized appreciation and for liability derivatives is payables/net unrealized depreciation.
[2]	Market value of purchased options is reported in Investments in unaffiliated securities at value in the Statement of Assets and Liabilities.
[3]
Includes cumulative unrealized appreciation (depreciation) of futures contracts as reported in the Schedule of
Investments. Only net variation margin is reported within the receivables and/or payables on the Statement of
Assets and Liabilities.

[4]	Values include premiums paid (received) on swap contracts which are shown separately in the Statement of Assets and Liabilities.
[5]
Includes cumulative unrealized appreciation (depreciation) of centrally cleared swap contracts as reported in the
Schedule of Investments. Only net variation margin is reported within the receivables and/or payables on the
Statement of Assets and Liabilities.

Western Asset Total Return Unconstrained Fund 2025 Annual Report

Notes to Financial Statements (cont’d)
The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the year ended May 31, 2025. The first table provides additional detail about the amounts and sources of gains (losses) realized on derivatives during the period. The second table provides additional information about the change in net unrealized appreciation (depreciation) resulting from the Fund’s derivatives and hedging activities during the period.

AMOUNT OF NET REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Market Risk	Total
Purchased options[1]	$(2,132,081)	$(100,981)	$(17,870)	—	$(2,250,932)
Futures contracts	(842,645)	—	—	—	(842,645)
Written options	2,777,460	27,552	46,261	—	2,851,273
Swap contracts	(158,795)	—	300,128	$69,273	210,606
Forward foreign currency contracts	—	483,147	—	—	483,147
Total	$(356,061)	$409,718	$328,519	$69,273	$451,449

[1]	Net realized gain (loss) from purchased options is reported in Net Realized Gain (Loss) From Investment transactions in unaffiliated securities in the Statement of Operations.

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Market Risk	Total
Purchased options[1]	$582,946	$9,482	—	—	$592,428
Futures contracts	531,488	—	—	—	531,488
Written options	(407,356)	(2,333)	—	—	(409,689)
Swap contracts	(271,797)	—	$69,792	$29,230	(172,775)
Forward foreign currency contracts	—	(208,834)	—	—	(208,834)
Total	$435,281	$(201,685)	$69,792	$29,230	$332,618

[1]
The change in net unrealized appreciation (depreciation) from purchased options is reported in the Change in Net
Unrealized Appreciation (Depreciation) From Investments in unaffiliated securities in the Statement of
Operations.

During the year ended May 31, 2025, the volume of derivative activity for the Fund was as follows:

Average Market Value*
Purchased options	$371,691
Written options	491,192
Futures contracts (to buy)	203,417,200
Futures contracts (to sell)	182,588,193
Forward foreign currency contracts (to buy)	23,113,666
Forward foreign currency contracts (to sell)	38,622,801

Western Asset Total Return Unconstrained Fund 2025 Annual Report

Average Notional Balance**
Interest rate swap contracts	$147,627,005
Credit default swap contracts (buy protection)	13,631,934
Credit default swap contracts (sell protection)	12,076,088
Total return swap contracts	1,534,692

*	Based on the average of the market values at each month-end during the period.
**	Based on the average of the notional amounts at each month-end during the period.
The following table presents the Fund’s OTC derivative assets and liabilities by counterparty net of amounts available for offset under an ISDA Master Agreement and net of the related collateral pledged (received) by the Fund as of May 31, 2025.

Counterparty	Gross Assets Subject to Master Agreements[1]	Gross Liabilities Subject to Master Agreements[1]	Net Assets (Liabilities) Subject to Master Agreements	Collateral Pledged (Received)[2,3]	Net Amount[4,5]
Bank of America N.A.	$171,500	$(199,152)	$(27,652)	$(143,948)	$(171,600)
BNP Paribas SA	1,727	—	1,727	—	1,727
Citibank N.A.	180,395	(51,740)	128,655	51,740	180,395
Goldman Sachs Group Inc.	37,369	(7,912)	29,457	—	29,457
JPMorgan Chase & Co.	5,026	(45,721)	(40,695)	45,721	5,026
Morgan Stanley & Co. Inc.	5,488	—	5,488	—	5,488
Total	$401,505	$(304,525)	$96,980	$(46,487)	$50,493

[1]	Absent an event of default or early termination, derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.
[2]	Gross amounts are not offset in the Statement of Assets and Liabilities.
[3]	In some instances, the actual collateral received and/or pledged may be more than the amount shown here due to overcollateralization.
[4]	Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
[5]	Represents the net amount receivable (payable) from (to) the counterparty in the event of default.
5. Class specific expenses, waivers and/or expense reimbursements
The Fund has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan the Fund pays service and/or distribution fees with respect to its Class A, Class C, Class FI and Class R shares calculated at the annual rate of 0.25%, 1.00%, 0.25% and 0.50% of the average daily net assets of each class, respectively. Service and/or distribution fees are accrued daily and paid monthly.
Western Asset Total Return Unconstrained Fund 2025 Annual Report

Notes to Financial Statements (cont’d)
For the year ended May 31, 2025, class specific expenses were as follows:

	Service and/or Distribution Fees	Transfer Agent Fees
Class A	$16,640	$8,288
Class C	23,960	2,877
Class FI	6,386	3,586
Class R	784	403
Class I	—	46,328
Class IS	—	419
Total	$47,770	$61,901
For the year ended May 31, 2025, waivers and/or expense reimbursements by class were as follows:

Waivers/Expense Reimbursements
Class A	$10,039
Class C	3,605
Class FI	3,850
Class R	332
Class I	66,890
Class IS	161,743
Total	$246,459
6. Distributions to shareholders by class

	Year Ended May 31, 2025	Year Ended May 31, 2024
Net Investment Income:
Class A	$275,512	$209,931
Class C	83,331	43,248
Class FI	107,237	98,411
Class R	5,914	3,924
Class I	1,902,346	2,256,811
Class IS	4,955,170	5,987,723
Total	$7,329,510	$8,600,048

Western Asset Total Return Unconstrained Fund 2025 Annual Report

7. Capital shares
At May 31, 2025, the Corporation had 42.7 billion shares of capital stock authorized with a par value of $0.001 per share. Transactions in shares of each class were as follows:

	Year Ended May 31, 2025		Year Ended May 31, 2024
	Shares	Amount	Shares	Amount
Class A
Shares sold	87,145	$797,841	122,710	$1,089,726
Shares issued on reinvestment	30,050	271,323	23,196	203,935
Shares repurchased	(183,139)	(1,670,976)	(304,310)	(2,692,318)
Net decrease	(65,944)	$(601,812)	(158,404)	$(1,398,657)
Class C
Shares sold	4,572	$42,090	2,508	$22,459
Shares issued on reinvestment	9,211	83,331	4,954	43,248
Shares repurchased	(112,689)	(1,029,677)	(177,721)	(1,568,661)
Net decrease	(98,906)	$(904,256)	(170,259)	$(1,502,954)
Class FI
Shares sold	429	$3,882	5,031	$44,421
Shares issued on reinvestment	11,759	106,052	11,087	97,343
Shares repurchased	(55,732)	(507,052)	(189,321)	(1,679,325)
Net decrease	(43,544)	$(397,118)	(173,203)	$(1,537,561)
Class R
Shares sold	1,155	$10,461	729	$6,477
Shares issued on reinvestment	655	5,914	446	3,924
Shares repurchased	(2,680)	(24,528)	(903)	(8,116)
Net increase (decrease)	(870)	$(8,153)	272	$2,285
Class I
Shares sold	1,056,131	$9,675,898	1,951,614	$17,334,266
Shares issued on reinvestment	208,147	1,881,516	252,291	2,219,058
Shares repurchased	(4,784,514)	(43,816,687)	(4,848,254)	(42,872,479)
Net decrease	(3,520,236)	$(32,259,273)	(2,644,349)	$(23,319,155)
Class IS
Shares sold	1,382,709	$12,581,947	2,411,432	$21,449,950
Shares issued on reinvestment	549,632	4,951,089	643,383	5,655,602
Shares repurchased	(9,402,244)	(85,650,886)	(9,539,578)	(85,494,892)
Net decrease	(7,469,903)	$(68,117,850)	(6,484,763)	$(58,389,340)
8. Transactions with affiliated company
As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for
Western Asset Total Return Unconstrained Fund 2025 Annual Report

Notes to Financial Statements (cont’d)
all or some portion of the year ended May 31, 2025. The following transactions were effected in such company for the year ended May 31, 2025.

	Affiliate Value at May 31, 2024	Purchased		Sold
		Cost	Shares	Proceeds	Shares
Western Asset Premier Institutional Government Reserves, Premium Shares	$24,400,677	$93,549,314	93,549,314	$100,351,389	100,351,389

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at May 31, 2025
Western Asset Premier Institutional Government Reserves, Premium Shares	—	$1,008,408	—	$17,598,602
9. Restricted securities
The following Fund investments are restricted as to resale and, in the absence of readily ascertainable market values, are fair valued in accordance with procedures approved by the Board.

Security	Number of Shares/ Warrants	Acquisition Date	Cost	Fair Value at 5/31/2025	Value Per Share/Warrant	Percent of Net Assets
Spirit Airlines LLC, Common Shares	56	3/25	$681	$335	$5.98	0.00%(a)
Spirit Airlines LLC, Warrants	6,856	3/25	83,461	41,067 (b)	5.99	0.03
			$84,142	$41,402		0.03%

(a)	Amount represents less than 0.005%.
(b)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board.

10. Redemption facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, the “Borrowers”) managed by Franklin Resources or its affiliates, is a borrower in a joint syndicated senior unsecured credit facility totaling $2.995 billion (the “Global Credit Facility”). The Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Unless renewed, the Global Credit Facility will terminate on January 30, 2026.

Western Asset Total Return Unconstrained Fund 2025 Annual Report

Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in the Statement of Operations. The Fund did not utilize the Global Credit Facility during the year ended May 31, 2025.
11. Income tax information and distributions to shareholders
The tax character of distributions paid during the fiscal years ended May 31, was as follows:

	2025	2024
Distributions paid from:
Ordinary income	$7,329,510	$8,600,048
As of May 31, 2025, the components of distributable earnings (loss) on a tax basis were as follows:

Undistributed ordinary income — net	$1,493,704
Deferred capital losses*	(151,356,975)
Other book/tax temporary differences(a)	(108,013)
Unrealized appreciation (depreciation)(b)	(6,049,940)
Total distributable earnings (loss) — net	$(156,021,224)

*
These capital losses have been deferred in the current year as either short-term or long-term losses. The losses will be deemed to occur on the first day of the next taxable year in the same character as they were originally deferred and will be available to offset future taxable capital gains.

(a)
Other book/tax temporary differences are attributable to the realization for tax purposes of unrealized gains
(losses) on futures, options and foreign currency contracts, the deferral of certain late year losses for tax purposes and book/tax differences in the timing of the deductibility of various expenses.

(b)
The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable to the tax deferral of losses on wash sales, the difference between the book and tax cost basis of investments in real estate investment trusts; and other book/tax basis adjustments.

12. Recent accounting pronouncement
In December 2023, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2023-09, Income Taxes (Topic 740) – Improvements to Income Tax Disclosures. The amendments enhance income tax disclosures by requiring greater disaggregation in the rate reconciliation and income taxes paid by jurisdiction, while removing certain disclosure requirements. The ASU is effective for annual periods beginning after December 15, 2024, with early adoption permitted. Management is currently evaluating the impact and believes that the adoption of the ASU will not have a material impact on the financial statements.
13. Operating segments
The Fund has adopted the Financial Accounting Standards Board (FASB) Accounting Standards Update (ASU) 2023-07, Segment Reporting (Topic 280) - Improvements to
Western Asset Total Return Unconstrained Fund 2025 Annual Report

Notes to Financial Statements (cont’d)
Reportable Segment Disclosures. The update is limited to disclosure requirements and does not impact the Fund’s financial position or results of operations.
The Fund operates as a single operating segment, which is an investment portfolio. The Fund’s Investment Manager serves as the Chief Operating Decision Maker (CODM), evaluating fund-wide results and performance under a unified investment strategy. The CODM uses these measures to assess fund performance and allocate resources effectively. Internal reporting provided to the CODM aligns with the accounting policies and measurement principles used in the financial statements.
For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Statement of Assets and Liabilities and the Statement of Operations, along with the related Notes to Financial Statements. The Fund’s Schedule of Investments provides details of the Fund’s investments that generate returns such as interest, dividends, and realized and unrealized gains or losses. Performance metrics, including portfolio turnover and expense ratios, are disclosed in the Financial Highlights.

Western Asset Total Return Unconstrained Fund 2025 Annual Report

Report of Independent Registered Public Accounting Firm
To the Board of Directors of Western Asset Funds, Inc. and Shareholders of Western Asset Total Return Unconstrained Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Western Asset Total Return Unconstrained Fund (one of the funds constituting Western Asset Funds, Inc., referred to hereafter as the “Fund”) as of May 31, 2025, the related statement of operations for the year ended May 31, 2025, the statement of changes in net assets for each of the two years in the period ended May 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended May 31, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of May 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended May 31, 2025 and the financial highlights for each of the five years in the period ended May 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of May 31, 2025 by correspondence with the custodian and brokers; when replies were not received, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Baltimore, Maryland
July 23, 2025
We have served as the auditor of one or more investment companies in the Franklin Templeton Group of Funds since 1948.
Western Asset Total Return Unconstrained Fund 2025 Annual Report

Important Tax Information (unaudited)
By mid-February, tax information related to a shareholder’s proportionate share of distributions paid during the preceding calendar year will be received, if applicable. Please also refer to www.franklintempleton.com for per share tax information related to any distributions paid during the preceding calendar year. Shareholders are advised to consult with their tax advisors for further information on the treatment of these amounts on their tax returns.
The following tax information for the Fund is required to be furnished to shareholders with respect to income earned and distributions paid during its fiscal year.
The Fund hereby reports the following amounts, or if subsequently determined to be different, the maximum allowable amounts, for the fiscal year ended May 31, 2025:

	Pursuant to:	Amount Reported
Qualified Net Interest Income (QII)	§871(k)(1)(C)	$4,884,558
Section 163(j) Interest Earned	§163(j)	$10,063,020
Interest Earned from Federal Obligations	Note (1)	$1,862,335
Note (1) - The law varies in each state as to whether and what percentage of dividend income attributable to Federal obligations is exempt from state income tax. Shareholders are advised to consult with their tax advisors to determine if any portion of the dividends received is exempt from state income taxes.

Western Asset Total Return Unconstrained Fund

Changes in and Disagreements with Accountants	For the period covered by this report
Not applicable.
Results of Meeting(s) of Shareholders	For the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and Others	For the period covered by this report
Refer to the financial statements included herein.
Western Asset Total Return Unconstrained Fund

Board Approval of Management and
Subadvisory Agreements (unaudited)
The Executive and Contracts Committee of the Board of Directors (the “Executive and Contracts Committee”) considered the Investment Management Agreement between the Corporation and Franklin Templeton Fund Adviser, LLC (“FTFA”) with respect to the Fund and the following subadvisory agreements with respect to the Fund (collectively, the “Agreements”) (i) a subadvisory agreement between FTFA and Western Asset Management Company, LLC (“Western Asset”) with respect to the Fund, (ii) a subadvisory agreement between FTFA and Western Asset Management Company Limited (“WAML”) with respect to the Fund, (iii) a subadvisory agreement between FTFA and Western Asset Management Company Pte. Ltd. in Singapore (“Western Singapore”) with respect to the Fund, and (iv) a subadvisory agreement between FTFA and Western Asset Management Company Ltd in Japan with respect to the Fund (“Western Japan,” and together with Western Singapore, and WAML, the “Non-U.S. Subadvisers,” and together with Western Asset, the “Subadvisers,” and together with FTFA, the “Advisers”) with respect to the Fund at a meeting held on April 29, 2025. At an in-person meeting held on May 13, 2025, the Executive and Contracts Committee reported to the full Board of Directors their considerations and recommendation with respect to the Agreements, and the Board of Directors, including a majority of the Independent Directors, considered and approved renewal of the Agreements.
The Directors noted that although Western Asset’s business is operated through separate legal entities, such as the Non-U.S. Subadvisers, senior investment personnel at Western Asset have supervisory oversight responsibility over the investment decisions made by the Non-U.S. Subadvisers. Therefore, in connection with their deliberations noted below, the Directors primarily focused on the information provided by Western Asset when considering the approval of the Agreements between FTFA and the Non-U.S. Subadvisers.
In arriving at their decision to approve the renewal of the Agreements, the Directors met with representatives of the Advisers, including relevant investment advisory personnel; considered a variety of information prepared by the Advisers, materials provided by Broadridge and advice and materials provided by counsel to the Independent Directors; reviewed performance and expense information for peer groups of comparable funds selected by Broadridge (the “Performance Universe”) and certain other comparable products available from Western Asset or affiliates of Western Asset, including separate accounts managed by Western Asset; and requested and reviewed additional information as necessary. These reviews were in addition to information obtained by the Directors at their regular quarterly meetings (and various committee meetings) with respect to the Fund’s performance and other relevant matters and related discussions with the Advisers’ personnel. The information received and considered by the Board both in conjunction with the May meeting and at prior meetings was both written and oral. With respect to the Broadridge materials, the Board was provided with a description of the methodology used to determine the similarity of the Fund with the funds included in the Performance Universe.

Western Asset Total Return Unconstrained Fund

It was noted that while the Board found the Broadridge data generally useful they recognized its limitations, including that the data may vary depending on the end date selected and that the results of the performance comparisons may vary depending on the selection of the peer group and its composition over time.
As part of their review, the Directors examined FTFA’s ability to provide high quality oversight and administrative and shareholder support services to the Fund and the Subadvisers’ ability to provide high quality investment management services to the Fund. The Directors considered the experience of FTFA’s personnel in providing the types of services that FTFA is responsible for providing to the Fund; the ability of FTFA to attract and retain capable personnel; and the capability and integrity of FTFA’s senior management and staff. The Directors also considered the investment philosophy and research and decision-making processes of the Subadvisers; the experience of their key advisory personnel responsible for management of the Fund; the ability of the Subadvisers to attract and retain capable research and advisory personnel; the risks to the Advisers associated with sponsoring the Fund (such as entrepreneurial, operational, reputational, litigation and regulatory risk), as well as FTFA’s and each Subadviser’s risk management processes; the capability and integrity of the Advisers’ senior management and staff; and the level of skill required to manage the Fund. In addition, the Directors reviewed the quality of the Advisers’ services with respect to regulatory compliance and compliance with the investment policies of the Fund, and conditions that might affect the Advisers’ ability to provide high quality services to the Fund in the future, including their business reputations, financial conditions and operational stabilities. Based on the foregoing, the Directors concluded that the Subadvisers’ investment process, research capabilities and philosophy were well suited to the Fund given its investment objectives and policies, and that the Advisers would be able to meet any reasonably foreseeable obligations under the Agreements.
The Board reviewed the qualifications, backgrounds and responsibilities of FTFA’s and Western Asset’s senior personnel and the team of investment professionals primarily responsible for the day-to-day portfolio management of the Fund. The Board also considered, based on its knowledge of FTFA and its affiliates, the financial resources of Franklin Resources, Inc., the parent organization of the Advisers. The Board recognized the importance of having a fund manager with significant resources.
In reviewing the quality of the services provided to the Fund, the Directors also reviewed comparisons of the performance of the Fund to the performance of certain comparable funds and to its investment benchmark over the 1-, 3-, 5- and 10-year periods ended December 31, 2024. The information comparing the Fund’s performance to that of its Performance Universe, consisting of all funds (including the Fund) classified as retail and institutional absolute return bond funds by Broadridge, showed, among other data, that the Fund’s performance for the 1-, 3-, 5- and 10-year periods ended December 31, 2024 was
Western Asset Total Return Unconstrained Fund

Board Approval of Management and
Subadvisory Agreements (unaudited) (cont’d)
below the median. The Board noted that the Fund’s performance trailed that of its benchmark index for the 1-, 3- and 5-year periods ended December 31, 2024 and slightly trailed the performance of its benchmark index for the 10-year period ended December 31, 2024. The Board considered the factors involved in the Fund’s performance relative to the performance of its investment benchmark and Performance Universe. The Board discussed the reasons for the Fund’s underperformance and the steps the Advisers were taking to improve the Fund’s performance.
The Directors also considered the management fee payable by the Fund to FTFA, total expenses payable by the Fund and the fee that FTFA pays to the Subadvisers. They reviewed information concerning management fees paid to investment advisers of similarly managed funds as well as fees paid by Western Asset’s other clients, including separate accounts managed by Western Asset. The Directors also noted that the Fund does not pay any management fees directly to any of the Subadvisers because FTFA pays the Subadvisers for services provided to the Fund out of the management fee FTFA receives from the Fund. The information comparing the Fund’s Contractual and Actual Management Fees as well as its actual total expense ratio to its peer group, consisting of a group of institutional absolute return bond funds (including the Fund) chosen by Broadridge to be comparable to the Fund, showed that the Fund’s Contractual Management Fee was equal to the median and that the Fund’s Actual Management Fee was below the median. The Board noted that the Fund’s actual total expense ratio was slightly above the median. The Board also considered that the current limitation on the Fund’s expenses is expected to continue through December 2026.
The Directors further evaluated the benefits of the advisory relationship to the Advisers, including, among others, the profitability of the relationship to the Advisers; the direct and indirect benefits that the Advisers may receive from their relationships with the Fund, including the “fallout benefits,” such as reputational value derived from serving as investment adviser to the Fund; and the affiliation between the Advisers and certain other service providers for the Fund. In that connection, the Board considered that the ancillary benefits that the Advisers receive were reasonable. The Directors noted that Western Asset does not have soft dollar arrangements.
Finally, the Directors considered, in light of the profitability information provided by the Advisers, the extent to which economies of scale would be realized by the Advisers as the assets of the Fund grow. The Board noted that the Fund’s Contractual Management Fee was equal to the median of the peer group and that the Fund’s Actual Management Fee was below the median of the peer group. The Board also noted the size of the Fund.
In their deliberations with respect to these matters, the Independent Directors were advised by their independent counsel, who is independent, within the meaning of the Securities and Exchange Commission rules regarding the independence of counsel, of the Advisers. The

Western Asset Total Return Unconstrained Fund

Independent Directors weighed the foregoing matters in light of the advice given to them by their independent counsel as to the law applicable to the review of investment advisory contracts. In arriving at a decision, the Directors, including the Independent Directors, did not identify any single matter as all-important or controlling, and each Director may have attributed different weight to the various factors in evaluating the Agreements. The foregoing summary does not detail all the matters considered. The Directors judged the terms and conditions of the Agreements, including the investment advisory fees, in light of all of the surrounding circumstances.
Based upon their review, the Directors, including all of the Independent Directors, determined, in the exercise of their business judgment, that they were generally satisfied with the quality of investment advisory services being provided by the Advisers but would continue to closely monitor the Advisers’ performance; that the fees to be paid to the Advisers under the Agreements were fair and reasonable given the scope and quality of the services rendered by the Advisers; and that approval of the Agreements was in the best interest of the Fund and its shareholders.
Western Asset Total Return Unconstrained Fund

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Western Asset
Total Return Unconstrained Fund
Directors
Robert Abeles, Jr.
Jane F. Dasher
Anita L. DeFrantz
Susan B. Kerley
Michael Larson
Ronald L. Olson
Avedick B. Poladian
William E.B. Siart
Chair
Jaynie M. Studenmund
Peter J. Taylor
Jane Trust
Investment manager
Franklin Templeton Fund Adviser, LLC
Subadvisers
Western Asset Management Company, LLC
Western Asset Management Company Limited
Western Asset Management Company Ltd
Western Asset Management Company Pte. Ltd.
Distributor
Franklin Distributors, LLC
Custodian
The Bank of New York Mellon
Transfer agent
Franklin Templeton Investor
Services, LLC
3344 Quality Drive
Rancho Cordova, CA 95670-7313
Independent registered
public accounting firm
PricewaterhouseCoopers LLP
Baltimore, MD
Western Asset Total Return Unconstrained Fund
The Fund is a separate investment series of Western Asset Funds, Inc.
Western Asset Total Return Unconstrained Fund
Legg Mason Funds
100 International Drive
Baltimore, MD 21202
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov. To obtain information on Form N-PORT, shareholders can call the Fund at 877-6LM-FUND/656-3863.
Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 877-6LM-FUND/656-3863, (2) at www.franklintempleton.com and (3) on the SEC’s website at www.sec.gov.
This report is submitted for the general information of the shareholders of Western Asset Total Return Unconstrained Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.
Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.
www.franklintempleton.com
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Franklin Templeton Funds Privacy and Security Notice

Your Privacy Is Our Priority
Franklin Templeton* is committed to safeguarding your personal information. This notice is designed to provide you with a summary of the non-public personal information Franklin Templeton may collect and maintain about current or former individual investors; our policy regarding the use of that information; and the measures we take to safeguard the information. We do not sell individual investors’ non-public personal information to anyone and only share it as described in this notice.
Information We Collect
When you invest with us, you provide us with your non-public personal information. We collect and use this information to service your accounts and respond to your requests. The non-public personal information we may collect falls into the following categories:
•  Information we receive from you or your financial intermediary on applications or other forms, whether we receive the form in writing or electronically. For example, this information may include your name, address, tax identification number, birth date, investment selection, beneficiary information, and your personal bank account information and/or email address if you have provided that information.
•  Information about your transactions and account history with us, or with other companies that are part of Franklin Templeton, including transactions you request on our website or in our app. This category also includes your communications to us concerning your investments.
•  Information we receive from third parties (for example, to update your address if you move, obtain or verify your email address or obtain additional information to verify your identity).
•  Information collected from you online, such as your IP address or device ID and data gathered from your browsing activity and location. (For example, we may use cookies to collect device and browser information so our website recognizes your online preferences and device information.) Our website contains more information about cookies and similar technologies and ways you may limit them.
•  Other general information that we may obtain about you such as demographic information.
Disclosure Policy
To better service your accounts and process transactions or services you requested, we may share non-public personal information with other Franklin Templeton companies. From time to time we may also send you information about products/services offered by other Franklin Templeton companies although we will not share your non-public personal information with these companies without first offering you the opportunity to prevent that sharing.
NOT PART OF THE ANNUAL REPORT

Franklin Templeton Funds Privacy and Security Notice
(cont’d)
We will only share non-public personal information with outside parties in the limited circumstances permitted by law. For example, this includes situations where we need to share information with companies who work on our behalf to service or maintain your account or process transactions you requested, when the disclosure is to companies assisting us with our own marketing efforts, when the disclosure is to a party representing you, or when required by law (for example, in response to legal process). Additionally, we will ensure that any outside companies working on our behalf, or with whom we have joint marketing agreements, are under contractual obligations to protect the confidentiality of your information, and to use it only to provide the services we asked them to perform.
Confidentiality and Security
Our employees are required to follow procedures with respect to maintaining the confidentiality of our investors’ non-public personal information. Additionally, we maintain physical, electronic and procedural safeguards to protect the information. This includes performing ongoing evaluations of our systems containing investor information and making changes when appropriate.
At all times, you may view our current privacy notice on our website at
https://www.franklintempleton.com/help/privacy-policy or contact us for a copy at (800) 632-2301.
*For purposes of this privacy notice Franklin Templeton shall refer to the following entities:
Fiduciary Trust International of the South (FTIOS), as custodian for individual retirement plans
Franklin Advisers, Inc.
Franklin Distributors, LLC, including as program manager of the Franklin Templeton 529 College Savings Plan and the NJBEST 529 College Savings Plan
Franklin Mutual Advisers, LLC
Franklin, Templeton and Mutual Series Funds
Franklin Templeton Institutional, LLC
Franklin Templeton Investments Corp., Canada
Franklin Templeton Investments Management, Limited UK
Legg Mason Funds
Templeton Asset Management, Limited
Templeton Global Advisors, Limited
Templeton Investment Counsel, LLC
If you are a customer of other Franklin Templeton affiliates and you receive notices from them, you will need to read those notices separately.
NOT PART OF THE ANNUAL REPORT

90488-AFSOI 7/25
© 2025 Franklin Templeton. All rights reserved.

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR, as applicable.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)	The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected or are likely to materially affect the Registrant’s internal control over financial reporting.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.

(b)	Not applicable.

ITEM 19.	EXHIBITS.

(a) (1) Code of Ethics attached hereto.

Exhibit 99.CODE ETH

(a) (3) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Western Asset Funds, Inc.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	July 25, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	July 25, 2025

By:	/s/ Christopher Berarducci
Christopher Berarducci
Principal Financial Officer

Date:	July 25, 2025